                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-04250

                         SELIGMAN MUNICIPAL SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 9/30

Annual Report
and Prospectus                                                   (SELIGMAN LOGO)

SELIGMAN MUNICIPAL FUNDS
SELIGMAN NATIONAL MUNICIPAL FUND
SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND
SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND
SELIGMAN MINNESOTA MUNICIPAL FUND
SELIGMAN NEW YORK MUNICIPAL FUND

ANNUAL REPORT FOR THE
PERIOD ENDED SEPTEMBER 30, 2009
(Prospectus also enclosed)

EACH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH INCOME
EXEMPT FROM REGULAR INCOME TAX.


This annual report includes a prospectus that
describes in detail each Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                              (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3
  Seligman National Municipal
     Fund..........................    3
  Seligman California Municipal
     High-Yield Fund...............    5
  Seligman California Municipal
     Quality Fund..................    7
  Seligman Minnesota Municipal
     Fund..........................    9
  Seligman New York Municipal
     Fund..........................   11
Manager Commentary.................   13
The Funds' Long-term Performance...   18
Fund Expenses Example..............   28
Portfolios of Investments..........   31
Statements of Assets and
  Liabilities......................   64
Statements of Operations...........   66
Statements of Changes in Net
  Assets...........................   68
Financial Highlights...............   71
Notes to Financial Statements......   76
Report of Independent Registered
  Public Accounting Firm...........   89
Federal Income Tax Information.....   90
Board Members and Officers.........   92
Proxy Voting.......................   95
Change in Independent Registered
  Public Accounting Firm...........   96



RIVERSOURCE FAMILY OF FUNDS
The RiverSource Family of Funds
includes funds branded
"RiverSource," "RiverSource
Partners," "Seligman" and
"Threadneedle." These funds
share the same Board of
Directors/Trustees and
officers.


--------------------------------------------------------------------------------
2  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman National Municipal Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman National Municipal Fund (the Fund) Class A shares (excluding sales charge) increased 15.19% for the 12 months ended Sept. 30, 2009.

> The Fund outperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which gained 14.85% during the same period.

> The Fund outperformed its peer group, as measured by the Lipper General
  Municipal Debt Funds Index, which rose 14.73% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------
Seligman National Municipal Fund Class A (excluding sales
  charge)                                                    +15.19%   +5.20%   +4.47%   +4.96%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)            +14.85%   +5.13%   +4.78%   +5.77%
------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds Index                    +14.73%   +3.71%   +4.03%   +5.04%
------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds Average                  +13.29%   +3.10%   +3.43%   +4.56%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index and average descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2009
Without sales charge                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 12/31/83)                                  +15.19%   +5.20%   +4.47%   +4.96%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                   +14.62%   +4.41%   +3.62%   +4.06%
-------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 12/31/83)                                   +9.78%   +3.51%   +3.45%   +4.45%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                   +13.62%   +4.41%   +3.62%   +4.06%
-------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.


--------------------------------------------------------------------------------
                               SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman National Municipal Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 17.68 years
----------------------------------------------------
Effective duration(2)                     6.43 years
----------------------------------------------------
Weighted average bond rating(3)                   AA
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

NATIONAL MUNICIPAL FUND TOP TEN STATES (at Sept. 30, 2009; % of
portfolio assets)
---------------------------------------------------------------------

California                                                            10.2%
---------------------------------------------------------------------------
Ohio                                                                   8.9%
---------------------------------------------------------------------------
South Carolina                                                         7.8%
---------------------------------------------------------------------------
Massachusetts                                                          7.6%
---------------------------------------------------------------------------
Michigan                                                               5.1%
---------------------------------------------------------------------------
Illinois                                                               5.0%
---------------------------------------------------------------------------
Texas                                                                  4.6%
---------------------------------------------------------------------------
New York                                                               4.5%
---------------------------------------------------------------------------
Florida                                                                4.5%
---------------------------------------------------------------------------
Oregon                                                                 4.1%
---------------------------------------------------------------------------


NATIONAL MUNICIPAL FUND QUALITY BREAKDOWN
(at Sept. 30, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

AAA bonds                                                             28.7%
---------------------------------------------------------------------------
AA bonds                                                              28.3%
---------------------------------------------------------------------------
A bonds                                                               32.1%
---------------------------------------------------------------------------
BBB bonds                                                              8.7%
---------------------------------------------------------------------------
Non-rated bonds                                                        2.2%
---------------------------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, (the Investment Manager), rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.



--------------------------------------------------------------------------------
4  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman California Municipal High-Yield Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman California Municipal High-Yield Fund (the Fund) Class A shares
  (excluding sales charge) rose 12.73% for the 12 months ended Sept. 30, 2009.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which gained 14.85% for the same period.

> The Fund underperformed its peer group, the Lipper California Municipal Debt
  Funds Index, which increased 13.61% during the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund Class A
  (excluding sales charge)                                   +12.73%   +4.70%   +4.54%   +5.41%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)            +14.85%   +5.13%   +4.78%   +5.77%
------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Index                 +13.61%   +3.12%   +3.75%   +4.90%
------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Average               +13.07%   +2.69%   +3.50%   +4.65%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index and average descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2009
Without sales charge                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 11/20/84)                                  +12.73%   +4.70%   +4.54%   +5.41%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                   +11.94%   +3.77%   +3.61%   +4.47%
-------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 11/20/84)                                   +7.34%   +3.01%   +3.53%   +4.90%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                   +10.94%   +3.77%   +3.61%   +4.47%
-------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.


--------------------------------------------------------------------------------
                               SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman California Municipal High-Yield Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                    X     MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 21.64 years
----------------------------------------------------
Effective duration(2)                     8.20 years
----------------------------------------------------
Weighted average bond rating(3)                   A+
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

CALIFORNIA MUNICIPAL HIGH-YIELD FUND QUALITY BREAKDOWN (at Sept. 30, 2009; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                                              9.1%
---------------------------------------------------------------------------
AA bonds                                                              29.0%
---------------------------------------------------------------------------
A bonds                                                               47.9%
---------------------------------------------------------------------------
BBB bonds                                                             14.0%
---------------------------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager), rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
6  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman California Municipal Quality Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman California Municipal Quality Fund (the Fund) Class A shares
  (excluding sales charge) gained 13.42% for the 12 months ended Sept. 30, 2009.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which rose 14.85% for the same period.

> The Fund underperformed its peer group, the Lipper California Municipal Debt
  Funds Index, which increased 13.61% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------
Seligman California Municipal Quality Fund Class A
  (excluding sales charge)                                   +13.42%   +4.36%   +4.02%   +5.16%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)            +14.85%   +5.13%   +4.78%   +5.77%
------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Index                 +13.61%   +3.12%   +3.75%   +4.90%
------------------------------------------------------------------------------------------------
Lipper California Municipal Debt Funds Average               +13.07%   +2.69%   +3.50%   +4.65%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index and average descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2009
Without sales charge                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 11/20/84)                                  +13.42%   +4.36%   +4.02%   +5.16%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                   +12.52%   +3.45%   +3.08%   +4.23%
-------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 11/20/84)                                   +7.96%   +2.69%   +3.02%   +4.65%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                   +11.52%   +3.45%   +3.08%   +4.23%
-------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.


--------------------------------------------------------------------------------
                               SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman California Municipal Quality Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 19.19 years
----------------------------------------------------
Effective duration(2)                     5.86 years
----------------------------------------------------
Weighted average bond rating(3)                   AA
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

CALIFORNIA MUNICIPAL QUALITY FUND QUALITY BREAKDOWN (at Sept. 30, 2009; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                                             17.9%
---------------------------------------------------------------------------
AA bonds                                                              45.6%
---------------------------------------------------------------------------
A bonds                                                               36.5%
---------------------------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager), rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.

Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
8  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman Minnesota Municipal Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Minnesota Municipal Fund (the Fund) Class A shares (excluding sales charge) advanced 11.04% for the 12 months ended Sept. 30, 2009

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which rose 14.85% for the same period.

> The Fund underperformed its peer group, as measured by the Lipper Minnesota
  Municipal Debt Funds Index, which gained 13.33% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund Class A (excluding sales
  charge)                                                    +11.04%   +4.44%   +3.85%   +4.81%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)            +14.85%   +5.13%   +4.78%   +5.77%
------------------------------------------------------------------------------------------------
Lipper Minnesota Municipal Debt Funds Index                  +13.33%   +4.15%   +4.08%   +4.95%
------------------------------------------------------------------------------------------------
Lipper Minnesota Municipal Debt Funds Average                +12.56%   +3.83%   +3.88%   +4.75%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index and average descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2009
Without sales charge                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 12/30/83)                                  +11.04%   +4.44%   +3.85%   +4.81%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                   +10.22%   +3.56%   +2.95%   +3.89%
-------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 12/30/83)                                   +5.79%   +2.77%   +2.85%   +4.29%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                    +9.22%   +3.56%   +2.95%   +3.89%
-------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.


--------------------------------------------------------------------------------
                               SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman Minnesota Municipal Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 14.71 years
----------------------------------------------------
Effective duration(2)                     6.19 years
----------------------------------------------------
Weighted average bond rating(3)                   AA
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

MINNESOTA MUNICIPAL FUND QUALITY BREAKDOWN (at Sept. 30, 2009; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                                             54.4%
---------------------------------------------------------------------------
AA bonds                                                              18.0%
---------------------------------------------------------------------------
A bonds                                                               20.8%
---------------------------------------------------------------------------
BBB bonds                                                              6.8%
---------------------------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, (the Investment Manager), rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.4% of the bond portfolio assets were determined through internal analysis.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.

Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.



--------------------------------------------------------------------------------
10  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

Seligman New York Municipal Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman New York Municipal Fund (the Fund) Class A shares (excluding sales charge) rose 13.02% for the 12 months ended Sept. 30, 2009.

> The Fund underperformed its benchmark, the Barclays Capital Municipal Bond
  Index, which gained 14.85% for the same period.

> The Fund underperformed its peer group, as measured by the Lipper New York
  Municipal Debt Funds Index, which increased 14.60% for the annual period.

ANNUALIZED TOTAL RETURNS (for period ended Sept. 30, 2009)
--------------------------------------------------------------------------------


                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------------------------------------
Seligman New York Municipal Fund Class A (excluding sales
  charge)                                                    +13.02%   +4.70%   +4.33%   +5.34%
------------------------------------------------------------------------------------------------
Barclays Capital Municipal Bond Index (unmanaged)            +14.85%   +5.13%   +4.78%   +5.77%
------------------------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Index                   +14.60%   +3.86%   +3.96%   +5.02%
------------------------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Average                 +14.12%   +3.52%   +3.74%   +4.82%
------------------------------------------------------------------------------------------------


(See "The Fund's Long-term Performance" for index and average descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of Class C may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of Class C shares of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT SEPT. 30, 2009
Without sales charge                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
Class A (inception 1/31/84)                                   +13.02%   +4.70%   +4.33%   +5.34%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                   +12.19%   +3.81%   +3.40%   +4.43%
-------------------------------------------------------------------------------------------------

With sales charge
Class A (inception 4/22/85)                                    +7.66%   +3.01%   +3.33%   +4.84%
-------------------------------------------------------------------------------------------------
Class C (inception 5/27/99)                                   +11.19%   +3.81%   +3.40%   +4.43%
-------------------------------------------------------------------------------------------------


Class A share performance reflects the maximum initial sales charge of 4.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman New York Municipal Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)                 18.61 years
----------------------------------------------------
Effective duration(2)                     5.67 years
----------------------------------------------------
Weighted average bond rating(3)                  AA+
----------------------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

NEW YORK MUNICIPAL FUND QUALITY BREAKDOWN (at Sept. 30, 2009; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                                             40.1%
---------------------------------------------------------------------------
AA bonds                                                              35.8%
---------------------------------------------------------------------------
A bonds                                                               22.9%
---------------------------------------------------------------------------
BBB bonds                                                              1.2%
---------------------------------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, (the Investment Manager), rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a municipal bond fund, including credit risk, interest rate risk, prepayment and extension risk, and geographic concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.

Because the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state can cause more volatility in the Fund than a fund that is more geographically diversified. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
12  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

Catherine Stienstra assumed management of the Seligman Municipal Funds from Thomas G. Moles and Eileen A. Comerford effective April 6, 2009. In March 2009, the Seligman Select Municipal Fund was merged into the Seligman National Municipal Fund. In July 2009, 14 Seligman state-specific municipal funds were merged into Seligman National Municipal Fund.

Dear Shareholder,

Four of the five Seligman Municipal Funds (the Funds) underperformed the Barclays Capital Municipal Bond Index (Barclays Index) for the 12 months ended Sept. 30, 2009. Seligman National Municipal Fund outperformed the Barclays Index. All Fund returns are for Class A shares, excluding sales charge, and all returns are for the 12 months ended Sept. 30, 2009.

  > SELIGMAN NATIONAL MUNICIPAL FUND increased 15.19%.

  > SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND rose 12.73%.

  > SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND gained 13.42%.

  > SELIGMAN MINNESOTA MUNICIPAL FUND advanced 11.04%.

  > SELIGMAN NEW YORK MUNICIPAL FUND rose 13.02%.

A broad barometer applicable to each of the Funds, the Barclays Capital Municipal Bond Index, was up 14.85% for the same 12-month period.

SIGNIFICANT PERFORMANCE FACTORS
Generating positive double-digit absolute returns, the tax-exempt fixed income market significantly outpaced both the U.S. equity market and the taxable fixed income market, as represented by the Barclays U.S. Aggregate Bond Index, for the annual period. Such strong performance actually masks what were two distinct portions during the 12 months ended Sept. 30, 2009 for the tax-exempt fixed income market.

From the start of the annual period in October 2008 through the end of 2008, the tax-exempt bond market faced significant challenges. In mid-September, just weeks before the start of the annual period, Lehman Brothers declared bankruptcy. As a result, a number of financial institutions went out of business, were forced into merging or were taken over by the U.S. government. Liquidity dried up and demand for municipal bonds dramatically slowed as the institutional buyer base shrunk considerably due to consolidation within the industry and balance sheet pressures among the survivors. There was a great deal of de-leveraging by mutual funds, forced selling by hedge funds, and after-shocks from the unwinding of tender option bond programs.* Investors grew increasingly cautious. At the same time, supply was largely sidelined and/or postponed due to the lack of demand. Given these difficult conditions, by the end of December the ratio of 10-year municipal bond yields to 10-year Treasury yields had reached a new all-time high of 186%. The slope of the tax-exempt bond yield curve steepened significantly during these months, as short-term tax-exempt yields declined, driven largely by the Federal Reserve System's (the Fed's) dramatic interest rate cuts, and longer-dated municipal bond yields rose.

Beginning in January 2009, demand for municipal securities increased, boosted by the entry or re-entry of several big name crossover, institutional and individual buyers into the tax-exempt market and by the introduction of several federal stimulus programs. For example, the American Recovery and Reinvestment Act (ARRA), signed into law in February 2009, created new demand for municipal bonds via provisions that altered the Tax Equity and Fiscal Responsibility Act (TEFRA) of 1982 and the Tax Reform Act (TRA) of 1986. Among ARRA's provisions were those that increased the limits on bank qualified(** )bonds, provided relief in the Alternative Minimum Tax (AMT) rules, expanded tax-exempt financing opportunities for select manufacturing facilities and created new forms of tax-exempt bonds. ARRA also created a new Build America Bond program, which authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010 to finance any capital expenditures for which they otherwise could issue tax-exempt government bonds. State and local governments



--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  13

MANAGER COMMENTARY (continued) -------------------------------------------------


receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investments. This new program was intended to assist state and local governments in financing capital projects at lower borrowing costs and to stimulate the economy and create jobs. It also would take supply out of the municipal bond market, especially at the longer end of the tax-exempt bond yield curve. The first Build America Bond deal came to market in April 2009.

As the municipal bond market rallied, yields were driven lower and the tax-exempt bond yield curve flattened significantly from January through September 2009, meaning the difference in yields between shorter-term and longer-term municipal securities narrowed. During these same months, flows into municipal bond mutual funds were very strong, as expectations of higher marginal personal income tax rates ahead and concerns regarding reduced municipal bond supply dominated. Lower quality municipal bonds outperformed their higher quality counterparts, and longer-dated municipal bonds outperformed shorter-maturity tax-exempt securities. The ratio of 10-year municipal bond yields to 10-year Treasury yields plummeted in 2009 year-to-date through September 30 toward a historical average of approximately 80%.

For the annual period as a whole, yields declined across the tax-exempt bond yield curve, or spectrum of maturities. The yield curve steepened, as yields fell more at the shorter-term end of the yield curve than at the longer-term end.

Prior to taking over management of the Funds in early April, all five of the Seligman Municipal Funds were generally positioned with a conservative stance that served them well amidst the financial market turmoil of the last months of 2008. The Funds had significant positions in cash and in pre-refunded bonds***, which performed well. The Funds also had a tilt toward higher quality investment grade municipal bonds. The Funds had a shorter duration than the Barclays Index, which helped as tax-exempt bond rates increased toward the end of 2008. Duration is a measure of a fund's sensitivity to changes in interest rates. These very same factors that comprised the Funds' conservative strategy detracted from performance during the first quarter of 2009 when a changing supply/demand balance in the municipal bond market supported the beginning of a rally.

From early April, when we assumed management of the Funds, through the end of September 2009, we began to shift the Funds' portfolio stance in accordance with prospectus-mandated strategy guidelines as we sought to better take advantage of unprecedented market conditions. The following is a brief summary of the major factors that impacted each of the Seligman Municipal Funds' performance during the second half of the fiscal year.

  > SELIGMAN NATIONAL MUNICIPAL FUND benefited from its sizable positions in the strongly-performing health care and IDR/PCR sectors. On the other hand, the Fund's results were hurt by having only modest exposure to the tobacco and transportation sectors, which also outpaced the Barclays Index. A significant position in the pre-refunded sector further detracted as did its duration positioning. The Fund is not permitted to invest in non-investment grade securities. This, coupled with an underweighting in lower-quality, investment grade securities detracted from results, for, as mentioned, lower quality bonds outperformed their higher quality counterparts during the market rally. The Fund had a shorter duration than the Barclays Index, which hurt as tax-exempt yields declined.



--------------------------------------------------------------------------------
14  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

  > SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND was helped by the fact that we extended its duration to be longer than that of the Barclays Index during months when tax-exempt bond yields were being driven lower. However, more than offsetting this positive was the detracting effect of less-than-Barclays Index allocations to the tobacco and IDR/PCR sectors, which outperformed the Barclays Index during these months. IDR (Industrial Development Revenue) and PCR (Pollution Control Revenue) bonds are private activity bonds backed by a corporation. While a significant exposure to the health care sector contributed positively to Fund results, issue selection within this sector detracted.

  > SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND was helped most by its sizable exposure to the higher education and water and sewer sectors. However, having no exposure to the tobacco sector and only a modest allocation to the IDR/PCR sector, both of which performed strongly, detracted. Further hurting the Fund's results was a significant position in pre-refunded bonds, which lagged during the second half of the fiscal year. Duration positioning had a rather neutral effect on the Fund's results during the same time frame.

  > SELIGMAN MINNESOTA MUNICIPAL FUND's results were boosted by its significant allocation to education bonds, which performed well. Conversely, having only modest exposure to the strongly-performing health care and IDR/PCR sectors detracted. This Fund was also hurt by its shorter duration than the Barclays Index, as tax-exempt bond yields were declining.

  > SELIGMAN NEW YORK MUNICIPAL FUND was helped most by its significant allocation to the strongly-performing education and dedicated tax sectors and by its longer duration than the Barclays Index, as tax-exempt bond yields declined. Offsetting these positives, however, was the detracting effect of having no exposure to the tobacco sector and only modest exposure to the health care sector, which also performed well during these months.

The results of all five of the Seligman Municipal Funds were hurt during the second half of the fiscal year by having no exposure to the high yield sector. With the exception of the Seligman California Municipal High-Yield Fund, the Seligman Municipal Funds have an investment mandate, per their prospectus, to not invest in the high yield sector. Seligman California Municipal High-Yield Fund, while permitted to invest in the high yield sector, held no position in these bonds during the period. Similarly, each of the Seligman Municipal Funds, with the exception of Seligman California Municipal High-Yield Fund, was negatively impacted by having only modest exposure to bonds rated BBB. As indicated, lower quality bonds outperformed higher quality bonds during the six months ended Sept. 30, 2009. Thus, high yield outperformed investment grade, and bonds rated BBB outpaced those rated AAA. Seligman California Municipal High-Yield Fund had a significant allocation to bonds rated BBB, which contributed positively to its results during the second half of the fiscal year.

CHANGES TO THE FUNDS' PORTFOLIOS
Upon taking over the management of the Seligman Municipal Funds in early April, we made some gradual and incremental changes within each of the five portfolios, as we sought to enhance total return without taking on undue risk. Shifting from a conservative strategy to one seeking to take advantage of improved technical factors within the municipal bond market, we invested cash in tax-exempt bonds across a variety of sectors. We also reduced the Funds' exposure to pre-refunded bonds, increased their allocation to bonds rated A and BBB, and lengthened duration relative to the Barclays Index. We broadened diversification within each of the Funds across sectors and in the number of positions held.

  > IN SELIGMAN NATIONAL MUNICIPAL FUND, we increased exposure to the health care and education sectors and trimmed its allocation to the utilities sector. Overall, the Fund's portfolio turnover rate for the annual period was 107%. (The Fund's high turnover rate is a result of the mergers of Seligman Select Municipal Fund and 14 state-specific Seligman Municipal Funds into the Fund during the period.)


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  15

MANAGER COMMENTARY (continued) -------------------------------------------------

  > IN SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND, we increased exposure to general obligation bonds and to water and sewer bonds. We decreased its allocation to the health care sector. Overall, the Fund's portfolio turnover rate for the annual period was 63%.

  > IN SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND, we increased exposure to general obligation bonds and to the health care sector. We decreased its position in the utilities sector. Overall, the Fund's portfolio turnover rate for the annual period was 46%.

  > IN SELIGMAN MINNESOTA MUNICIPAL FUND, we increased allocations to the general obligation, health care and water and sewer sectors. Overall, the Fund's portfolio turnover rate for the annual period was 29%.

  > IN SELIGMAN NEW YORK MUNICIPAL FUND, we reduced its exposure to state general obligation bonds. We increased its allocations to the higher education, water and sewer and dedicated tax sectors. Overall, the Fund's portfolio turnover rate for the annual period was 53%.

OUR FUTURE STRATEGY
At the end of September, we viewed the prospects for the tax-exempt bond market to be quite attractive. We believed that the tax-exempt bond market would continue to outperform U.S. Treasury securities, due primarily to favorable supply/demand technical factors. Demand was anticipated to remain strong, given widespread expectations for higher federal, and in many cases, state and local, income taxes. At the same time, new issuance of municipal bonds was down materially year-to-date through Sept. 30, 2009, a trend, we believed, that was likely to continue for some time. Such declining supply was due in part to the effect of the Build America Bonds.

Importantly, despite headlines regarding municipal and state budget gaps, the credit quality of the U.S. tax-exempt market generally remained in sound condition, compared to other fixed income classes during the annual period and the default rate among issuers remained historically low.

We believe the Fed is likely to keep the targeted federal funds rate in the near-zero range for an extended period of time, and so we expect to maintain the Funds' duration longer than that of the Barclays Index. Given our view of market conditions, we also believe that the tax-exempt bond yield curve may well continue to flatten during the remaining months of 2009 and, as a result, we expect to maintain the Funds' yield curve flattening bias for the near term.

As we expect credit quality spreads to continue tightening over the coming months, we intend to seek lower-rated investment grade bonds, i.e. those with ratings in the A and BBB categories, as we go forward in all five Funds. We expect to move the Funds' allocations to bonds in these credit categories to a moderately greater weighting than the Barclays Index. We intend to only opportunistically invest in city and local municipal debt, as the pressures of lower property values are likely to heighten before they ease. We will, of course, continue to carefully monitor the fundamentals of the issuers and their budgets, seeking to avoid bonds issued by those under ratings pressure.

As always, and ever more so in the current environment, deep research resources, a forward-looking investment process and truly actively managed portfolios are keys, in our view, to meeting the Funds' investment objectives over the long term. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes (for all funds other than Seligman National Municipal Fund).


Catherine Stienstra
Portfolio Manager


--------------------------------------------------------------------------------
16  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


  *Tender option bond programs are programs in which investors effectively earn the fixed rates on long term bonds whose purchase is financed by paying something close to the Bond Market Association Municipal Swap Index rate. This leveraged trade, where investors borrow at low short rates to earn significantly higher returns further out on the yield curve, is referred to as a "carry trade."
 **Bank qualified bonds are issued by communities that qualify as "small issuers," i.e. issuers that issue no more than $10 million worth of tax-exempt bonds annually. ARRA increased the limit on the amount of bank qualified bonds that can be designated by a "small issuer" during calendar years 2009 and 2010 from $10 million per year to $30 million per year.
***Pre-refunded bonds, also known as advance refunding, is a procedure in which a bond issuer floats a second bond at a lower interest rate and the proceeds from the sale of the second bond are invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Advance refunded bonds no longer represent the credit risk profile of the original borrower, and given the high credit quality of the escrow account they often increase in value -- sometimes significantly.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

Seligman National Municipal Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman National Municipal Fund Class A shares (from 10/1/99 to 9/30/09) as compared to the performance of the Barclays Capital Municipal Bond Index, the Lipper General Municipal Debt Funds Index and the Lipper General Municipal Debt Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices and average. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN NATIONAL MUNICIPAL FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $10,978   $11,090   $11,849    $15,499
------------------------------------------------------------------------------------------
     Average annual total return                     +9.78%    +3.51%    +3.45%     +4.45%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                    $11,485   $11,619   $12,628    $17,522
------------------------------------------------------------------------------------------
     Average annual total return                    +14.85%    +5.13%    +4.78%     +5.77%
------------------------------------------------------------------------------------------
LIPPER GENERAL MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                    $11,473   $11,155   $12,184    $16,343
------------------------------------------------------------------------------------------
     Average annual total return                    +14.73%    +3.71%    +4.03%     +5.04%
------------------------------------------------------------------------------------------
LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE(3)
     Cumulative value of $10,000                    $11,329   $10,959   $11,837    $15,690
------------------------------------------------------------------------------------------
     Average annual total return                    +13.29%    +3.10%    +3.43%     +4.56%
------------------------------------------------------------------------------------------



Results for Class C can be found on page 3.


--------------------------------------------------------------------------------
18  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN NATIONAL MUNICIPAL FUND CLASS A LINE GRAPH)


                             SELIGMAN
                        NATIONAL MUNICIPAL
                             FUND CLASS        BARCLAYS CAPITAL     LIPPER GENERAL    LIPPER GENERAL
                            A (INCLUDES         MUNICIPAL BOND      MUNICIPAL DEBT    MUNICIPAL DEBT
                           SALES CHARGE)           INDEX(1)         FUNDS INDEX(2)    FUNDS AVERAGE(3)
                        ------------------    ------------------    --------------    ----------------
9/99                          $ 9,550                $10,000            $10,000             $10,000
12/99                           9,338                  9,922              9,860               9,839
3/00                            9,703                 10,212             10,137              10,121
6/00                            9,778                 10,367             10,258              10,228
9/00                           10,017                 10,617             10,499              10,466
12/00                          10,490                 11,082             10,954              10,906
3/01                           10,652                 11,328             11,181              11,118
6/01                           10,677                 11,401             11,244              11,180
9/01                           10,956                 11,721             11,530              11,464
12/01                          10,861                 11,650             11,409              11,344
3/02                           10,930                 11,760             11,505              11,439
6/02                           11,217                 12,190             11,900              11,821
9/02                           11,573                 12,769             12,431              12,326
12/02                          11,584                 12,769             12,393              12,281
3/03                           11,718                 12,922             12,484              12,354
6/03                           11,969                 13,255             12,830              12,683
9/03                           11,954                 13,266             12,850              12,688
12/03                          12,167                 13,447             13,054              12,883
3/04                           12,349                 13,680             13,228              13,066
6/04                           12,082                 13,356             12,933              12,762
9/04                           12,451                 13,876             13,413              13,216
12/04                          12,576                 14,050             13,594              13,383
3/05                           12,592                 14,045             13,590              13,371
6/05                           12,823                 14,456             13,995              13,733
9/05                           12,847                 14,438             13,988              13,718
12/05                          12,959                 14,543             14,097              13,810
3/06                           13,031                 14,579             14,163              13,854
6/06                           13,078                 14,584             14,165              13,850
9/06                           13,309                 15,081             14,651              14,301
12/06                          13,451                 15,248             14,816              14,447
3/07                           13,603                 15,371             14,926              14,538
6/07                           13,584                 15,269             14,826              14,426
9/07                           13,736                 15,547             14,965              14,559
12/07                          13,887                 15,760             15,020              14,613
3/08                           13,833                 15,663             14,807              14,401
6/08                           13,894                 15,762             14,917              14,500
9/08                           13,453                 15,257             14,244              13,833
12/08                          13,441                 15,370             13,602              13,277
3/09                           13,906                 16,019             14,335              13,924
6/09                           14,393                 16,357             14,931              14,440
9/09                           15,499                 17,522             16,343              15,690




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper General Municipal Debt Funds Index (the Lipper Index) includes the 30 largest municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper General Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. The Lipper Average's returns include net reinvested dividends.*
 * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  19

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

Seligman California Municipal High-Yield Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman California Municipal High-Yield Fund Class A shares (from 10/1/99 to 9/30/09) as compared to the performance of the Barclays Capital Municipal Bond Index, the Lipper California Municipal Debt Funds Index and the Lipper California Municipal Debt Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices and average. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $10,734   $10,929   $11,896    $16,171
------------------------------------------------------------------------------------------
     Average annual total return                     +7.34%    +3.01%    +3.53%     +4.90%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                    $11,485   $11,619   $12,628    $17,522
------------------------------------------------------------------------------------------
     Average annual total return                    +14.85%    +5.13%    +4.78%     +5.77%
------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                    $11,361   $10,966   $12,021    $16,133
------------------------------------------------------------------------------------------
     Average annual total return                    +13.61%    +3.12%    +3.75%     +4.90%
------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE(3)
     Cumulative value of $10,000                    $11,307   $10,829   $11,877    $15,770
------------------------------------------------------------------------------------------
     Average annual total return                    +13.07%    +2.69%    +3.50%     +4.65%
------------------------------------------------------------------------------------------



Results for Class C can be found on page 5.


--------------------------------------------------------------------------------
20  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND CLASS A LINE GRAPH)


                         SELIGMAN CALIFORNIA
                        MUNICIPAL HIGH-YIELD
                             FUND CLASS           BARCLAYS CAPITAL    LIPPER CALIFORNIA    LIPPER CALIFORNIA
                             A (INCLUDES           MUNICIPAL BOND       MUNICIPAL DEBT       MUNICIPAL DEBT
                            SALES CHARGE)             INDEX(1)          FUNDS INDEX(2)      FUNDS AVERAGE(3)
                        --------------------    ------------------    -----------------    ------------------
9/99                           $ 9,550               $10,000               $10,000              $10,000
12/99                            9,331                 9,922                 9,821                9,803
3/00                             9,772                10,212                10,166               10,146
6/00                             9,934                10,367                10,312               10,286
9/00                            10,267                10,617                10,639               10,612
12/00                           10,673                11,082                11,093               11,047
3/01                            10,812                11,328                11,249               11,192
6/01                            10,835                11,401                11,235               11,173
9/01                            11,267                11,721                11,641               11,581
12/01                           11,165                11,650                11,527               11,456
3/02                            11,133                11,760                11,545               11,467
6/02                            11,468                12,190                11,928               11,846
9/02                            11,998                12,769                12,561               12,460
12/02                           11,947                12,769                12,446               12,351
3/03                            12,057                12,922                12,522               12,421
6/03                            12,298                13,255                12,833               12,718
9/03                            12,296                13,266                12,783               12,670
12/03                           12,501                13,447                13,013               12,889
3/04                            12,764                13,680                13,224               13,089
6/04                            12,510                13,356                12,911               12,775
9/04                            12,948                13,876                13,423               13,277
12/04                           13,114                14,050                13,613               13,460
3/05                            13,197                14,045                13,635               13,481
6/05                            13,489                14,456                14,061               13,891
9/05                            13,548                14,438                14,059               13,886
12/05                           13,630                14,543                14,170               13,992
3/06                            13,708                14,579                14,235               14,041
6/06                            13,791                14,584                14,225               14,026
9/06                            14,089                15,081                14,712               14,496
12/06                           14,263                15,248                14,880               14,647
3/07                            14,421                15,371                14,991               14,754
6/07                            14,412                15,269                14,877               14,630
9/07                            14,562                15,547                14,992               14,723
12/07                           14,746                15,760                15,025               14,737
3/08                            14,668                15,663                14,741               14,462
6/08                            14,867                15,762                14,875               14,581
9/08                            14,344                15,257                14,201               13,912
12/08                           14,064                15,370                13,402               13,119
3/09                            14,492                16,019                14,101               13,788
6/09                            14,799                16,357                14,558               14,252
9/09                            16,171                17,522                16,133               15,770




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper California Municipal Debt Funds Index (the Lipper Index) includes the 30 largest California municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper California Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that limit their assets to those securities exempt from taxation in the state of California. The Lipper Average's returns include net reinvested dividends.*
 * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  21

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

Seligman California Municipal Quality Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman California Municipal Quality Fund Class A shares (from 10/1/99 to 9/30/09) as compared to the performance of the Barclays Capital Municipal Bond Index, the Lipper California Municipal Debt Funds Index and the Lipper California Municipal Debt Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices and average. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $10,796   $10,830   $11,606    $15,787
------------------------------------------------------------------------------------------
     Average annual total return                     +7.96%    +2.69%    +3.02%     +4.65%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                    $11,485   $11,619   $12,628    $17,522
------------------------------------------------------------------------------------------
     Average annual total return                    +14.85%    +5.13%    +4.78%     +5.77%
------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                    $11,361   $10,966   $12,021    $16,133
------------------------------------------------------------------------------------------
     Average annual total return                    +13.61%    +3.12%    +3.75%     +4.90%
------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS AVERAGE(3)
     Cumulative value of $10,000                    $11,307   $10,829   $11,877    $15,770
------------------------------------------------------------------------------------------
     Average annual total return                    +13.07%    +2.69%    +3.50%     +4.65%
------------------------------------------------------------------------------------------



Results for Class C can be found on page 7.


--------------------------------------------------------------------------------
22  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN CALIFORNIA MUNICIPAL QUALITY FUND CLASS A LINE GRAPH)


                        SELIGMAN CALIFORNIA
                         MUNICIPAL QUALITY
                            FUND CLASS          BARCLAYS CAPITAL     LIPPER CALIFORNIA    LIPPER CALIFORNIA
                           A (INCLUDES          MUNICIPAL BOND        MUNICIPAL DEBT       MUNICIPAL DEBT
                           SALES CHARGE)           INDEX(1)            FUNDS INDEX(2)      FUNDS AVERAGE(3)
                        -------------------    ------------------    -----------------    -----------------
9/99                          $ 9,550                $10,000              $10,000              $10,000
12/99                           9,341                  9,922                9,821               9,803
3/00                            9,811                 10,212               10,166               10,146
6/00                            9,968                 10,367               10,312               10,286
9/00                           10,301                 10,617               10,639               10,612
12/00                          10,849                 11,082               11,093               11,047
3/01                           10,996                 11,328               11,249               11,192
6/01                           10,920                 11,401               11,235               11,173
9/01                           11,403                 11,721               11,641               11,581
12/01                          11,317                 11,650               11,527               11,456
3/02                           11,233                 11,760               11,545               11,467
6/02                           11,645                 12,190               11,928               11,846
9/02                           12,234                 12,769               12,561               12,460
12/02                          12,128                 12,769               12,446               12,351
3/03                           12,240                 12,922               12,522               12,421
6/03                           12,522                 13,255               12,833               12,718
9/03                           12,434                 13,266               12,783               12,670
12/03                          12,616                 13,447               13,013               12,889
3/04                           12,795                 13,680               13,224               13,089
6/04                           12,515                 13,356               12,911               12,775
9/04                           12,960                 13,876               13,423               13,277
12/04                          13,147                 14,050               13,613               13,460
3/05                           13,136                 14,045               13,635               13,481
6/05                           13,465                 14,456               14,061               13,891
9/05                           13,467                 14,438               14,059               13,886
12/05                          13,552                 14,543               14,170               13,992
3/06                           13,586                 14,579               14,235               14,041
6/06                           13,605                 14,584               14,225               14,026
9/06                           13,890                 15,081               14,712               14,496
12/06                          13,980                 15,248               14,880               14,647
3/07                           14,078                 15,371               14,991               14,754
6/07                           14,073                 15,269               14,877               14,630
9/07                           14,238                 15,547               14,992               14,723
12/07                          14,388                 15,760               15,025               14,737
3/08                           14,324                 15,663               14,741               14,462
6/08                           14,456                 15,762               14,875               14,581
9/08                           13,917                 15,257               14,201               13,912
12/08                          14,003                 15,370               13,402               13,119
3/09                           14,426                 16,019               14,101               13,788
6/09                           14,638                 16,357               14,558               14,252
9/09                           15,787                 17,522               16,133               15,770




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper California Municipal Debt Funds Index (the Lipper Index) includes the 30 largest California municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper California Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that limit their assets to those securities exempt from taxation in the state of California. The Lipper Average's returns include net reinvested dividends.*
 * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  23

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

Seligman Minnesota Municipal Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman Minnesota Municipal Fund Class A shares (from 10/1/99 to 9/30/09) as compared to the performance of the Barclays Capital Municipal Bond Index, the Lipper Minnesota Municipal Debt Funds Index and the Lipper Minnesota Municipal Debt Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices and average. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN MINNESOTA MUNICIPAL FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $10,579   $10,854   $11,506    $15,271
------------------------------------------------------------------------------------------
     Average annual total return                     +5.79%    +2.77%    +2.85%     +4.29%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                    $11,485   $11,619   $12,628    $17,522
------------------------------------------------------------------------------------------
     Average annual total return                    +14.85%    +5.13%    +4.78%     +5.77%
------------------------------------------------------------------------------------------
LIPPER MINNESOTA MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                    $11,333   $11,297   $12,213    $16,207
------------------------------------------------------------------------------------------
     Average annual total return                    +13.33%    +4.15%    +4.08%     +4.95%
------------------------------------------------------------------------------------------
LIPPER MINNESOTA MUNICIPAL DEBT FUNDS AVERAGE(3)
     Cumulative value of $10,000                    $11,256   $11,194   $12,096    $15,737
------------------------------------------------------------------------------------------
     Average annual total return                    +12.56%    +3.83%    +3.88%     +4.75%
------------------------------------------------------------------------------------------



Results for Class C can be found on page 9.


--------------------------------------------------------------------------------
24  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN MINNESOTA MUNICIPAL FUND CLASS A LINE GRAPH)

                        SELIGMAN MINNESOTA
                          MUNICIPAL FUND
                              CLASS A          BARCLAYS CAPITAL     LIPPER MINNESOTA    LIPPER MINNESOTA
                          (INCLUDES SALES       MUNICIPAL BOND       MUNICIPAL DEBT      MUNICIPAL DEBT
                              CHARGE)              INDEX(1)          FUNDS INDEX(2)     FUNDS AVERAGE(3)
                        ------------------    ------------------    ----------------    ----------------
9/99                         $ 9,550                $10,000             $10,000             $10,000
12/99                          9,412                  9,922               9,845               9,804
3/00                           9,718                 10,212              10,093              10,061
6/00                           9,840                 10,367              10,204              10,163
9/00                          10,062                 10,617              10,437              10,395
12/00                         10,572                 11,082              10,861              10,807
3/01                          10,759                 11,328              11,058              11,001
6/01                          10,807                 11,401              11,127              11,062
9/01                          11,071                 11,721              11,398              11,335
12/01                         11,022                 11,650              11,354              11,288
3/02                          11,084                 11,760              11,453              11,374
6/02                          11,402                 12,190              11,802              11,711
9/02                          11,868                 12,769              12,276              12,167
12/02                         11,883                 12,769              12,292              12,163
3/03                          12,002                 12,922              12,462              12,324
6/03                          12,227                 13,255              12,748              12,605
9/03                          12,227                 13,266              12,754              12,603
12/03                         12,419                 13,447              12,932              12,795
3/04                          12,565                 13,680              13,136              12,989
6/04                          12,259                 13,356              12,853              12,704
9/04                          12,642                 13,876              13,269              13,119
12/04                         12,755                 14,050              13,439              13,286
3/05                          12,725                 14,045              13,422              13,284
6/05                          12,981                 14,456              13,801              13,651
9/05                          13,007                 14,438              13,782              13,632
12/05                         13,047                 14,543              13,887              13,731
3/06                          13,071                 14,579              13,923              13,771
6/06                          13,097                 14,584              13,920              13,759
9/06                          13,402                 15,081              14,345              14,170
12/06                         13,488                 15,248              14,485              14,308
3/07                          13,562                 15,371              14,588              14,405
6/07                          13,550                 15,269              14,490              14,303
9/07                          13,740                 15,547              14,651              14,423
12/07                         13,906                 15,760              14,764              14,479
3/08                          13,917                 15,663              14,678              14,379
6/08                          13,976                 15,762              14,794              14,494
9/08                          13,751                 15,257              14,300              13,948
12/08                         14,053                 15,370              13,963              13,429
3/09                          14,416                 16,019              14,788              14,299
6/09                          14,530                 16,357              15,168              14,689
9/09                          15,271                 17,522              16,207              15,737




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Minnesota Municipal Debt Funds Index (the Lipper Index) includes the 10 largest Minnesota municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Minnesota Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that limit their assets to those securities exempt from taxation in the state of Minnesota. The Lipper Average's returns include net reinvested dividends.*
 * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  25

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

Seligman New York Municipal Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Seligman New York Municipal Fund Class A shares (from 10/1/99 to 9/30/09) as compared to the performance of the Barclays Capital Municipal Bond Index, the Lipper New York Municipal Debt Funds Index and the Lipper New York Municipal Debt Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices and average. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting seligman.com. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Sept. 30, 2009
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
SELIGMAN NEW YORK MUNICIPAL FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $10,766   $10,930   $11,778    $16,075
------------------------------------------------------------------------------------------
     Average annual total return                     +7.66%    +3.01%    +3.33%     +4.84%
------------------------------------------------------------------------------------------
BARCLAYS CAPITAL MUNICIPAL BOND INDEX(1)
     Cumulative value of $10,000                    $11,485   $11,619   $12,628    $17,522
------------------------------------------------------------------------------------------
     Average annual total return                    +14.85%    +5.13%    +4.78%     +5.77%
------------------------------------------------------------------------------------------
LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX(2)
     Cumulative value of $10,000                    $11,460   $11,203   $12,143    $16,319
------------------------------------------------------------------------------------------
     Average annual total return                    +14.60%    +3.86%    +3.96%     +5.02%
------------------------------------------------------------------------------------------
LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE(3)
     Cumulative value of $10,000                    $11,412   $11,094   $12,015    $16,098
------------------------------------------------------------------------------------------
     Average annual total return                    +14.12%    +3.52%    +3.74%     +4.82%
------------------------------------------------------------------------------------------



Results for Class C can be found on page 11.


--------------------------------------------------------------------------------
26  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN SELIGMAN NEW YORK MUNICIPAL FUND CLASS A LINE GRAPH)


                         SELIGMAN NEW
                        YORK MUNICIPAL                              LIPPER NEW             LIPPER NEW
                          FUND CLASS       BARCLAYS CAPITAL       YORK MUNICIPAL         YORK MUNICIPAL
                          A (INCLUDES       MUNICIPAL BOND          DEBT FUNDS             DEBT FUNDS
                         SALES CHARGE)         INDEX(1)              INDEX(2)              AVERAGE(3)
                        --------------    ------------------    ------------------    --------------------
9/99                      $ 9,550              $10,000                $10,000               $10,000
12/99                       9,370                9,922                  9,829                 9,838
3/00                        9,747               10,212                 10,134                10,146
6/00                        9,913               10,367                 10,266                10,272
9/00                       10,155               10,617                 10,508                10,511
12/00                      10,776               11,082                 11,024                11,017
3/01                       10,965               11,328                 11,240                11,229
6/01                       11,035               11,401                 11,321                11,315
9/01                       11,261               11,721                 11,573                11,552
12/01                      11,151               11,650                 11,464                11,436
3/02                       11,276               11,760                 11,593                11,567
6/02                       11,574               12,190                 11,965                11,938
9/02                       12,157               12,769                 12,549                12,491
12/02                      12,148               12,769                 12,499                12,445
3/03                       12,330               12,922                 12,587                12,518
6/03                       12,602               13,255                 12,913                12,840
9/03                       12,551               13,266                 12,917                12,843
12/03                      12,787               13,447                 13,117                13,051
3/04                       12,946               13,680                 13,283                13,216
6/04                       12,617               13,356                 12,961                12,902
9/04                       13,004               13,876                 13,436                13,366
12/04                      13,175               14,050                 13,586                13,525
3/05                       13,189               14,045                 13,575                13,523
6/05                       13,514               14,456                 13,978                13,909
9/05                       13,520               14,438                 13,956                13,884
12/05                      13,608               14,543                 14,037                13,964
3/06                       13,646               14,579                 14,092                14,022
6/06                       13,639               14,584                 14,079                14,003
9/06                       14,008               15,081                 14,565                14,479
12/06                      14,130               15,248                 14,722                14,629
3/07                       14,223               15,371                 14,819                14,714
6/07                       14,176               15,269                 14,718                14,610
9/07                       14,393               15,547                 14,874                14,750
12/07                      14,604               15,760                 14,982                14,844
3/08                       14,547               15,663                 14,770                14,636
6/08                       14,635               15,762                 14,915                14,771
9/08                       14,222               15,257                 14,241                14,075
12/08                      14,525               15,370                 13,732                13,511
3/09                       14,895               16,019                 14,431                14,215
6/09                       15,113               16,357                 14,981                14,782
9/09                       16,075               17,522                 16,319                16,098




(1) The Barclays Capital Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper New York Municipal Debt Funds Index (the Lipper Index) includes the 30 largest New York municipal debt funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper New York Municipal Debt Funds Average (the Lipper Average) measures the performance of funds that limit their assets to those securities exempt from taxation in the state of New York. The Lipper Average's returns include net reinvested dividends.*
 * On Oct. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Seligman Fund secondary benchmarks in line with the practice of the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  27

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Sept. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Seligman National Municipal Fund

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2009  SEPT. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,114.50        $4.66(c)        .88%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.66        $4.46(c)        .88%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,111.00        $8.68(c)       1.64%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.85        $8.29(c)       1.64%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2009: +11.45% for Class A and +11.10% for Class C.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.79% for Class A and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective June 13, 2009. Had this change been in place for the entire six month period ended Sept. 30, 2009, the actual expenses paid would have been $4.19 for Class A and $8.15 for Class C; the hypothetical expenses paid would have been $4.00 for Class A and $7.79 for Class C.


--------------------------------------------------------------------------------
28  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman California Municipal High-Yield Fund

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2009  SEPT. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,115.90        $4.99(c)        .94%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.36        $4.76(c)        .94%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,111.30        $9.16(c)       1.73%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.39        $8.74(c)       1.73%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2009: +11.59% for Class A and +11.13% for Class C.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.79% for Class A and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective June 13, 2009. Had this change been in place for the entire six month period ended Sept. 30, 2009, the actual expenses paid would have been $4.19 for Class A and $8.15 for Class C; the hypothetical expenses paid would have been $4.00 for Class A and $7.79 for Class C.

Seligman California Municipal Quality Fund

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2009  SEPT. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,094.30        $5.09(c)        .97%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.21        $4.91(c)        .97%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,090.30        $9.33(c)       1.78%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.14        $9.00(c)       1.78%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2009: +9.43% for Class A and +9.03% for Class C.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.79% for Class A and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective June 13, 2009. Had this change been in place for the entire six month period ended Sept. 30, 2009, the actual expenses paid would have been $4.15 for Class A and $8.07 for Class C; the hypothetical expenses paid would have been $4.00 for Class A and $7.79 for Class C.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  29

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman Minnesota Municipal Fund

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2009  SEPT. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,059.30        $4.96(c)        .96%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.26        $4.86(c)        .96%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,054.90        $8.96(c)       1.74%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.34        $8.80(c)       1.74%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2009: +5.93% for Class A and +5.49% for Class C.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.79% for Class A and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective June 13, 2009. Had this change been in place for the entire six month period ended Sept. 30, 2009, the actual expenses paid would have been $4.08 for Class A and $7.93 for Class C; the hypothetical expenses paid would have been $4.00 for Class A and $7.79 for Class C.

Seligman New York Municipal Fund

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                APRIL 1, 2009  SEPT. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,079.20        $4.95(c)        .95%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.31        $4.81(c)        .95%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,074.80        $9.05(c)       1.74%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.34        $8.80(c)       1.74%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Sept. 30, 2009: +7.92% for Class A and +7.48% for Class C.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Nov. 30, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.79% for Class A and 1.54% for Class C. Any amounts waived will not be reimbursed by the Fund. This change was effective June 13, 2009. Had this change been in place for the entire six month period ended Sept. 30, 2009, the actual expenses paid would have been $4.12 for Class A and $8.01 for Class C; the hypothetical expenses paid would have been $4.00 for Class A and $7.79 for Class C.


--------------------------------------------------------------------------------
30  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman National Municipal Fund
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (97.3%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
ALASKA (1.1%)
Alaska Energy Authority
 Refunding Revenue Bonds
 Bradley Lake
 4th Series 2000 (FSA)
 07-01-20                            6.00%            $4,145,000           $5,025,232
 07-01-21                            6.00              2,395,000            2,914,715
Alaska Housing Finance Corporation
 Revenue Bonds
 Series 1997A-2 A.M.T.
 06-01-24                            5.75                 40,000               40,829
                                                                      ---------------
Total                                                                       7,980,776
-------------------------------------------------------------------------------------

ARIZONA (0.5%)
Arizona State Transportation Board
 Revenue Bonds
 Maricopa County Regional Area Road Fund
 Series 2007
 07-01-25                            5.00              1,500,000            1,652,070
Arizona Water Infrastructure Finance Authority Revenue Bonds
 Water Quality
 Series 2008A
 10-01-22                            5.00              1,500,000            1,738,350
                                                                      ---------------
Total                                                                       3,390,420
-------------------------------------------------------------------------------------

CALIFORNIA (9.9%)
Abag Finance Authority for Nonprofit Corporations Revenue Bonds
 Sharp Healthcare
 Series 2009
 08-01-39                            6.25              4,000,000            4,275,360
California Health Facilities Financing Authority Revenue Bonds
 Providence Health & Services
 Series 2009B
 10-01-39                            5.50              5,250,000            5,496,750
County of Sacramento
 Revenue Bonds
 Series 2009B
 07-01-39                            5.75              4,000,000            4,434,440
Foothill Eastern Transportation Corridor Agency Refunding Revenue Bonds
 Series 1999
 01-15-40                            5.75              4,100,000            3,997,459
Golden State Tobacco Securitization Corporation Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                            5.13              6,750,000            5,062,702
San Diego Public Facilities Financing Authority Revenue Bonds
 Series 1999A (National/FGIC)
 05-15-29                            5.00              2,630,000            2,658,220
San Francisco City & County Redevelopment Financing Authority
 Tax Allocation Bonds
 Mission Bay South Redevelopment Agency
 Series 2009D
 08-01-39                            6.63                500,000              527,855
State of California
 Refunding Unlimited General Obligation Bonds
 Series 2007
 08-01-30                            4.50              5,550,000            5,254,907
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.00             11,250,000           11,313,112
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 03-01-27                            5.50              1,000,000            1,070,120
 03-01-32                            5.00              1,500,000            1,508,940
 08-01-35                            5.00              8,000,000            8,031,599
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
 11-01-37                            5.00              3,000,000            3,009,780
 12-01-37                            5.00              1,700,000            1,705,542
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-38                            6.00              5,000,000            5,513,750
University of California
 Revenue Bonds
 Series 2009Q
 05-15-34                            5.00              5,750,000            6,182,630
                                                                      ---------------
Total                                                                      70,043,166
-------------------------------------------------------------------------------------

COLORADO (3.1%)
City & County of Denver
 Unlimited General Obligation Bonds
 Justice System Facilities & Zoo
 Series 2005
 08-01-21                            5.00                400,000              454,804
 08-01-25                            5.00              1,000,000            1,091,420
City of Westminster
 Revenue Bonds
 Post Project
 Series 2007D (FSA)
 12-01-23                            5.00              1,240,000            1,388,118
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2009A
 06-01-38                            6.13                750,000              774,608
Colorado Health Facilities Authority
 Revenue Bonds
 Leavenworth Sisters of Charity
 Series 1998 (National)
 12-01-25                            5.00              2,250,000            2,251,418
Colorado Health Facilities Authority
 Unrefunded Revenue Bonds
 Series 2000
 12-01-25                            6.90                680,000              705,296
Colorado State Board of Governors
 Revenue Bonds
 Series 2008A (FSA)
 03-01-27                            5.00              1,250,000            1,359,063
Colorado Water Resources & Power Development Authority
 Unrefunded Revenue Bonds
 Series 2001A
 09-01-21                            5.00                 45,000               47,833
Douglas & Elbert Counties School District
 Unlimited General Obligation Improvement Bonds
 Series 2007A
 12-15-23                            5.00              1,250,000            1,396,025
Platte River Power Authority
 Revenue Bonds
 Series 2007GG (FSA)
 06-01-18                            5.00              1,000,000            1,175,840
Platte River Power Authority
 Revenue Bonds
 Series 2009HH
 06-01-24                            5.00              1,000,000            1,139,890
Regional Transportation District
 Refunding Revenue Bonds
 Series 2007A
 11-01-24                            5.25              1,000,000            1,216,890
University of Colorado Hospital Authority
 Refunding Revenue Bonds
 Series 1997A (AMBAC)
 11-15-22                            5.25              1,000,000            1,000,510


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
COLORADO (CONT.)
University of Colorado Hospital Authority
 Refunding Revenue Bonds
 Series 2009A
 11-15-29                            6.00%            $5,000,000           $5,323,599
University of Colorado
 Revenue Bonds
 Series 2006A (AMBAC)
 06-01-23                            5.00              1,000,000            1,095,840
Western State College
 Revenue Bonds
 Series 2009
 05-15-39                            5.00              1,000,000            1,038,900
                                                                      ---------------
Total                                                                      21,460,054
-------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA (0.3%)
District of Columbia
 Refunding Revenue Bonds
 2nd Series 2009B
 12-01-23                            5.00              2,000,000            2,314,460
-------------------------------------------------------------------------------------

FLORIDA (4.5%)
City of Ocala
 Revenue Bonds
 Series 2007A (National)
 10-01-24                            5.00              2,985,000            3,168,816
County of Broward
 Revenue Bonds
 Series 2001J-I (AMBAC) A.M.T.
 10-01-26                            5.25              2,000,000            2,007,700
County of Polk
 Refunding & Improvement Revenue Bonds
 Series 2006 (National)
 12-01-20                            5.00              1,040,000            1,120,808
County of St. Johns
 Revenue Bonds
 Series 2006 (AMBAC)
 10-01-26                            5.00              1,000,000            1,056,170
Florida Housing Finance Corporation
 Revenue Bonds
 Homeowner Mtge
 Series 2000-11 (FSA) A.M.T.
 01-01-32                            5.95                320,000              320,586
Florida Ports Financing Commission
 Revenue Bonds
 State Transportation Trust Fund
 Series 1996 (National) A.M.T.
 06-01-27                            5.38              2,500,000            2,500,350
Florida State Board of Education
 Revenue Bonds
 Series 2007A (AMBAC)
 07-01-18                            5.00              2,000,000            2,227,440
Marion County Hospital District
 Refunding & Improvement Revenue Bonds
 Health Systems -- Munroe Regional
 Series 2007
 10-01-29                            5.00              1,000,000              926,080
Marion County Hospital District
 Unrefunded Revenue Bonds
 Health Systems -- Munroe General
 Series 1999
 10-01-24                            5.63                 10,000               10,028
Orange County Health Facilities Authority
 Revenue Bonds
 Orlando Regional Healthcare
 Series 2008C
 10-01-35                            5.25              1,000,000              962,960
Orange County School Board
 Certificate of Participation
 Series 2005B (AMBAC)
 08-01-25                            5.00              2,440,000            2,542,529
Reedy Creek Improvement District
 Unlimited General Obligation Bonds
 Series 2005A (AMBAC)
 06-01-25                            5.00              5,000,000            5,161,450
Reedy Creek Improvement District
 Unrefunded Revenue Bonds
 Series 1997-1 (AMBAC)
 10-01-19                            5.13                230,000              230,219
Sarasota County Public Hospital Board
 Refunding Revenue Bonds
 Sarasota Memorial Hospital
 Series 1998B (National)
 07-01-28                            5.50              6,980,000            7,570,090
South Florida Water Management District
 Certificate of Participation
 Series 2006 (AMBAC)
 10-01-26                            5.00              1,400,000            1,486,534
                                                                      ---------------
Total                                                                      31,291,760
-------------------------------------------------------------------------------------

GEORGIA (2.6%)
Barnesville-Lamar County Industrial Development Authority
 Revenue Bonds
 Gordon College Properties
 Series 2004A
 08-01-25                            5.00              1,250,000            1,267,600
Cartersville Development Authority
 Refunding Revenue Bonds
 Anheuser-Busch Project
 Series 2002 A.M.T.
 02-01-32                            5.95              1,250,000            1,260,838
City of Atlanta
 Revenue Bonds
 Series 2000B (National/FGIC) A.M.T.
 01-01-30                            5.63              2,000,000            2,014,300
City of Atlanta
 Revenue Bonds
 Series 2004 (FSA)
 11-01-25                            5.75              1,000,000            1,239,910
City of Augusta
 Refunding Revenue Bonds
 Series 2007 (FSA)
 10-01-22                            5.00                500,000              567,165
Fulton County Development Authority
 Revenue Bonds
 Georgia Tech Athletic Association
 Series 2001 (AMBAC)
 10-01-32                            5.13              1,270,000            1,281,113
Georgia State Housing & Finance Authority
 Revenue Bonds
 Single Family Mortgage
 Series 1999A-2 A.M.T.
 06-01-29                            5.20              1,615,000            1,615,065
Gwinnett County Hospital Authority
 Revenue Bonds
 Gwinnett Hospital Systems Incorporated Project
 Series 2004B
 10-01-29                            5.00              1,250,000            1,326,525
Metropolitan Atlanta Rapid Transit Authority
 Refunding Revenue Bonds
 Series 1992N
 07-01-18                            6.25                500,000              584,060
Metropolitan Atlanta Rapid Transit Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC/FGIC)
 07-01-26                            5.25              1,000,000            1,228,960
Private Colleges & Universities Authority
 Revenue Bonds
 Mercer University Project
 Series 1991 Escrowed to Maturity (National)
 11-01-15                            6.50              1,500,000            1,787,595
Savannah Economic Development Authority
 Refunding Revenue Bonds
 International Paper Company Projects
 Series 2004A
 05-01-21                            4.95              1,250,000            1,195,738
State of Georgia
 Refunding Unlimited General Obligation Bonds
 Series 2004C
 07-01-17                            5.50                750,000              876,398
Upper Oconee Basin Water Authority
 Refunding Revenue Bonds
 Series 2005 (National)
 07-01-24                            5.00              1,000,000            1,061,430
Valdosta & Lowndes County
 Revenue Bonds
 South Georgia Medical Center Project
 Series 2002 (AMBAC)
 10-01-27                            5.25              1,250,000            1,264,363
                                                                      ---------------
Total                                                                      18,571,060
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

IDAHO (0.2%)
Idaho Health Facilities Authority
 Revenue Bonds
 Trinity Health Group
 Series 2008B
 12-01-23                            6.00%            $1,000,000           $1,134,120
-------------------------------------------------------------------------------------

ILLINOIS (4.9%)
Illinois Finance Authority
 Revenue Bonds
 Central Dupage Health
 Series 2009
 11-01-27                            5.00             13,050,000           13,779,755
Illinois Finance Authority
 Revenue Bonds
 Riverside Health System
 Series 2009
 11-15-35                            6.25              4,200,000            4,431,714
Illinois Finance Authority
 Revenue Bonds
 Rush University Medical Center
 Series 2009C
 11-01-39                            6.63                750,000              825,075
Illinois Finance Authority
 Revenue Bonds
 Sherman Health System
 Series 2007A
 08-01-37                            5.50              4,250,000            4,007,538
Illinois Finance Authority
 Revenue Bonds
 Silver Cross & Medical Centers
 Series 2009
 08-15-38                            6.88              8,000,000            8,545,920
St. Charles County Public Water Supply District No. 2
 Certification of Participation
 Series 1999B (National)
 12-01-25                            5.10              1,000,000            1,000,450
State of Illinois
 Revenue Bonds
 Series 2005 (FSA)
 06-15-28                            5.00              2,000,000            2,114,640
                                                                      ---------------
Total                                                                      34,705,092
-------------------------------------------------------------------------------------

INDIANA (1.8%)
Ball State University
 Revenue Bonds
 Student Fee
 Series 2008N (FSA)
 07-01-23                            5.00              1,850,000            2,053,630
County of St. Joseph
 Revenue Bonds
 Notre Dame Du Lac Project
 Series 2009
 03-01-36                            5.00              5,000,000            5,395,049
Indiana Finance Authority
 Revenue Bonds
 Parkview Health System
 Series 2009A
 05-01-31                            5.75              3,000,000            3,134,700
Indiana Health & Educational Facilities Financing Authority
 Refunding Revenue Bonds
 Clarian Health Obligation Group
 Series 2006B
 02-15-33                            5.00              1,000,000              951,000
Purdue University
 Revenue Bonds
 Student Fees
 Series 2009X
 07-01-23                            5.25              1,000,000            1,171,900
                                                                      ---------------
Total                                                                      12,706,279
-------------------------------------------------------------------------------------

LOUISIANA (3.6%)
Ascension Parish Parishwide School District
 Refunding Unlimited General Obligation Bonds
 Series 2009
 03-01-20                            3.50                385,000              394,860
Calcasieu Parish Industrial Development Board
 Revenue Bonds
 Conoco Income Project
 Series 1996 A.M.T.
 12-01-26                            5.75              2,500,000            2,501,375
City of Baton Rouge
 Refunding Revenue Bonds
 Series 2008A-2 (FSA)
 08-01-24                            5.00                900,000            1,008,927
City of Lafayette
 Refunding Revenue Bonds
 Series 2006C (AMBAC)
 05-01-21                            5.00              1,000,000            1,107,790
City of New Orleans
 Unlimited General Obligation Public Improvement Bonds
 Series 2002 (FGIC)
 12-01-31                            5.35              2,250,000            2,278,575
East Baton Rouge Mortgage Finance Authority
 Refunding Revenue Bonds
 Series 1993B (GNMA/FNMA)
 10-01-25                            5.40                390,000              390,261
Jefferson Parish Hospital Service District No. 2
 Revenue Bonds
 Series 1998 (FSA)
 07-01-28                            5.00              1,000,000              985,570
Jefferson Sales Tax District
 Refunding Revenue Bonds
 Series 2009B
 12-01-22                            4.50              1,000,000            1,062,450
Jefferson Sales Tax District
 Revenue Bonds
 Series 2007B (AMBAC)
 12-01-20                            5.25              1,000,000            1,102,220
Lafayette Parish School Board
 Refunding Revenue Bonds
 Public Schools
 Series 2008 (FSA)
 04-01-19                            5.00              1,000,000            1,161,910
Louisiana Housing Finance Agency
 Revenue Bonds
 Home Ownership Program
 Series 2008A (GNMA/FNMA/FHLMC)
 12-01-23                            4.88              1,040,000            1,092,363
Louisiana Public Facilities Authority
 Refunding Revenue Bonds
 Southern Baptist Hospital Incorporated Project
 Series 1986 Escrowed to Maturity
 05-15-12                            8.00              2,865,000            3,170,896
Louisiana Public Facilities Authority
 Refunding Revenue Bonds
 Tulane University Project
 Series 2007A-1 (National)
 02-15-26                            5.00              1,000,000            1,058,690
Louisiana Public Facilities Authority
 Revenue Bonds
 Hurricane Recovery Program
 Series 2007 (AMBAC)
 06-01-20                            5.00              1,000,000            1,063,190
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2009C-4
 06-01-24                            6.13              1,000,000            1,070,700
Louisiana State University & Agricultural & Mechanical College
 Revenue Bonds
 Auxiliary
 Series 2007 (FSA)
 07-01-27                            5.00              1,000,000            1,081,270
Parish of East Baton Rouge
 Revenue Bonds
 Road and Street Improvements
 Series 2009
 08-01-25                            5.00                250,000              278,853
Parish of East Baton Rouge
 Revenue Bonds
 Series 2009A
 02-01-34                            5.25              1,000,000            1,068,390
Port New Orleans Board of Commissioners
 Revenue Bonds
 Series 2002 (National/FGIC) A.M.T.
 04-01-32                            5.00              1,250,000            1,148,725
St. Tammany Parishwide School District No. 12
 Unlimited General Obligation Bonds
 Series 2008
 03-01-23                            4.50              1,000,000            1,071,980


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
LOUISIANA (CONT.)
Sulphur Housing & Mortgage Finance Trust
 Revenue Bonds
 Series 1979 Escrowed to Maturity
 12-01-10                            7.25%              $805,000             $847,939
                                                                      ---------------
Total                                                                      24,946,934
-------------------------------------------------------------------------------------

MARYLAND (2.7%)
City of Baltimore
 Refunding Revenue Bonds
 Wastewater Projects
 Series 2002A (National/FGIC)
 07-01-42                            5.13              2,000,000            2,040,820
City of Baltimore
 Revenue Bonds
 Consolidated Coal Sales
 Series 1984A
 10-01-11                            6.50              2,500,000            2,500,550
County of Anne Arundel
 Refunding Tax Allocation Bonds
 Arundel Mills Project
 Series 2004
 07-01-24                            5.13              1,205,000            1,333,899
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
 09-01-26                            5.00              1,500,000            1,596,360
Maryland Health & Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Johns Hopkins University
 Series 2001B
 07-01-41                            5.00              2,000,000            2,032,400
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Anne Arundel Medical Center
 Series 1998 (FSA)
 07-01-28                            5.13              1,500,000            1,508,640
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Carroll County General Hospital
 Series 2002
 07-01-37                            6.00              2,250,000            2,306,993
Maryland State Department of Transportation Certificate of Participation
 Series 2000 A.M.T.
 10-15-25                            5.50              2,375,000            2,409,224
Maryland State Department of Transportation
 Revenue Bonds
 Series 2008
 02-15-21                            5.00              1,000,000            1,161,820
Morgan State University Academic & Auxiliary Facilities
 Revenue Bonds
 Series 2003A (National/FGIC)
 07-01-32                            5.00                450,000              459,527
Washington Suburban Sanitation District
 Unlimited General Obligation Bond
 Water Supply
 Series 2005
 06-01-18                            5.00              1,500,000            1,704,165
                                                                      ---------------
Total                                                                      19,054,398
-------------------------------------------------------------------------------------

MASSACHUSETTS (7.5%)
City of Boston
 Revenue Bonds
 Series 1993A
 11-01-19                            5.25              4,000,000            4,630,840
City of Boston
 Unlimited General Obligation Bonds
 Series 2007A
 03-01-22                            5.00              2,330,000            2,659,484
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2009C
 07-01-38                            4.50              1,500,000            1,538,040
Martha's Vineyard Land Bank
 Revenue Bonds
 Series 2002 (AMBAC)
 05-01-32                            5.00              3,000,000            3,084,060
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-24                            5.00              1,000,000            1,208,990
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston College
 Series 2009Q-2
 07-01-29                            5.00              1,455,000            1,607,339
Massachusetts Development Finance Agency
 Revenue Bonds
 WGBH Educational Foundation
 Series 2002A (AMBAC)
 01-01-42                            5.75              4,000,000            4,590,879
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Berklee College of Music
 Series 2007A
 10-01-21                            5.00              1,500,000            1,644,015
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 1997A (National)
 07-01-24                            5.38              4,890,000            4,895,086
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Tuft University Series 2009M
 02-15-28                            5.50              1,000,000            1,236,890
Massachusetts Health & Educational Facilities Authority
 Unrefunded Revenue Bonds
 South Shore Hospital
 Series 1999F
 07-01-29                            5.75              1,845,000            1,852,435
Massachusetts Housing Finance Agency
 Revenue Bonds
 Single Family
 Series 2008-139
 12-01-28                            5.13              1,000,000            1,035,680
Massachusetts Housing Finance Authority
 Revenue Bonds
 Series 1999A (AMBAC) A.M.T.
 07-01-30                            5.50                190,000              188,127
Massachusetts School Building Authority
 Revenue Bonds
 Series 2005A (FSA)
 08-15-23                            5.00             11,000,000           12,362,130
Massachusetts State Water Pollution Abatement
 Revenue Bonds
 Pool Program
 Series 1999-5
 08-01-29                            5.50              1,000,000            1,011,570
Massachusetts State Water Pollution Abatement
 Revenue Bonds
 State Revolving Fund
 Series 1999-14
 08-01-21                            5.00                750,000              887,370
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (National)
 08-01-24                            5.25              3,000,000            3,407,100
Newton Massachusetts
 Limited General Obligation Bonds
 State Qualified School
 Series 2009A
 04-01-25                            4.13              2,295,000            2,449,913
Town of Braintree
 Limited General Obligation Bonds
 Municipal Purpose Loan
 Series 2009
 05-15-27                            5.00              2,000,000            2,220,820
                                                                      ---------------
Total                                                                      52,510,768
-------------------------------------------------------------------------------------

MICHIGAN (5.1%)
Capital Region Airport Authority
 Refunding Revenue Bonds
 Series 2002B (National) A.M.T.
 07-01-21                            5.25              2,000,000            2,023,060


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
34  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
MICHIGAN (CONT.)
Charter Township of Canton
 Limited General Obligation Bonds
 Capital Improvement
 Series 2007 (FSA)
 04-01-21                            5.00%              $530,000             $594,051
City of Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (National)
 07-01-30                            5.00              2,295,000            2,680,904
City of Detroit
 Revenue Bonds
 Sr Lien
 Series 2005A (National/FGIC)
 07-01-27                            5.00              1,290,000            1,314,097
Grand Traverse County Hospital Finance Authority
 Unrefunded Revenue Bonds
 Munson
 Series 1998A (AMBAC)
 07-01-28                            5.00                110,000              107,763
Kalamazoo Public Schools
 Unlimited General Obligation Refunding Bonds
 Building & Site
 Series 2006 (FSA)
 05-01-24                            5.00              1,285,000            1,400,856
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2004
 10-01-22                            5.00              3,850,000            4,250,400
Michigan Public Power Agency
 Refunding Revenue Bonds
 Belle River Project
 Series 2002A (National)
 01-01-17                            5.25              1,500,000            1,730,070
 01-01-18                            5.25              1,150,000            1,330,585
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
 11-15-18                            5.00                750,000              765,728
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Oakwood Obligated Group
 Series 1998A (FSA)
 08-15-25                            5.13              4,000,000            4,023,159
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Sparrow Obligated Group
 Series 2005 (National)
 11-15-26                            5.00              1,500,000            1,504,290
Michigan State Hospital Finance Authority
 Revenue Bonds
 Trinity Health Center Group
 Series 2006A
 12-01-26                            5.00              4,000,000            4,165,919
State of Michigan
 Refunding Revenue Bonds
 Series 1998A (National)
 11-01-26                            5.00              5,000,000            5,054,850
State of Michigan
 Refunding Revenue Bonds
 Series 2005 (FSA)
 05-15-22                            5.25              2,000,000            2,452,940
State of Michigan
 Refunding Revenue Bonds
 Series 2006 (FSA)
 05-15-24                            5.00              2,000,000            2,176,320
                                                                      ---------------
Total                                                                      35,574,992
-------------------------------------------------------------------------------------

MISSOURI (3.3%)
Cape Girardeau County Industrial Development Authority
 Revenue Bonds
 St. Francis Medial Center
 Series 2009
 06-01-39                            5.75                500,000              528,830
City of St. Louis
 Refunding Revenue Bonds
 Lambert Intl Airport
 Series 2007A (FSA)
 07-01-23                            5.00              1,000,000            1,075,700
City of St. Louis
 Revenue Bonds
 Lambert-St. Louis International
 Series 2009A-1
 07-01-34                            6.63                300,000              321,669
Clackamas County School District #7J Lake Osweg
 Unlimited General Obligation Refunding Bonds
 Series 2005 (FSA)
 06-01-23                            5.25              1,000,000            1,236,520
County of Boone
 Revenue Bonds
 Boone Hospital Center
 Series 2008
 08-01-28                            5.75                500,000              525,755
Hannibal Industrial Development Authority
 Refunding Revenue Bonds
 Series 2006
 03-01-22                            5.00              1,000,000              984,520
Kansas City Metropolitan Community College Building
 Refunding Revenue Bonds
 Junior College Improvement and Leasehold
 Series 2006 (National/FGIC)
 07-01-17                            5.00              1,000,000            1,123,340
Metropolitan St. Louis Sewer District
 Revenue Bonds
 Series 2004A (National)
 05-01-24                            5.00              2,800,000            2,984,156
Missouri Development Finance Board
 Revenue Bonds
 Procter & Gamble Paper Products
 Series 1999 A.M.T.
 03-15-29                            5.20              2,000,000            2,079,780
Missouri Housing Development Commission
 Revenue Bonds
 Single Family Homeowners Loan
 Series 1997B-2 (GMNA/FNMA) A.M.T.
 09-01-28                            5.90                 60,000               61,105
Missouri State Board of Public Buildings
 Revenue Bonds
 Series 2001A
 05-01-26                            5.13              1,750,000            1,804,933
Missouri State Environmental Improvement & Energy Resources Authority
 Revenue Bonds
 Drinking Water
 Series 2002B
 07-01-23                            5.00              1,000,000            1,075,970
Missouri State Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Lester E. Cox Medical Center
 Series 1993I (National)
 06-01-15                            5.25              2,500,000            2,703,975
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Washington University
 Series 2007B
 01-15-21                            4.20              1,000,000            1,083,280
Southeast Missouri Correctional Facility
 Refunding Revenue Bonds
 Series 1992 Escrowed to Maturity
 10-15-16                            5.75              2,000,000            2,355,939
St. Charles Community College
 Refunding Unlimited General Obligation Bonds
 Series 2009
 02-15-26                            4.00                500,000              521,850
St. Louis Industrial Development Authority
 Refunding
 Revenue Bonds
 Anheuser-Busch Project
 Series 1991
 05-01-16                            6.65              1,250,000            1,432,288
University of Missouri
 Revenue Bonds
 System Facilities
 Series 2006A
 11-01-26                            5.00              1,000,000            1,088,410
                                                                      ---------------
Total                                                                      22,988,020
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

NEW HAMPSHIRE (0.4%)
New Hampshire Health & Education Facilities Authority
 Revenue Bonds
 Dartmouth-Hitchcock
 Series 2009
 08-01-38                            6.00%            $2,500,000           $2,660,200
-------------------------------------------------------------------------------------

NEW JERSEY (3.2%)
New Jersey Economic Development Authority
 Refunding Revenue Bonds
 Seeing Eye Incorporated Project
 Series 2005 (AMBAC)
 12-01-24                            5.00              1,000,000            1,012,230
New Jersey Economic Development Authority
 Revenue Bonds
 New Jersey-American Water Company Incorporated
 Series 1997B (National/FGIC) A.M.T.
 05-01-32                            5.38              8,000,000            7,881,280
New Jersey Educational Facilities Authority
 Refunding Revenue Bonds
 Stevens Institute of Technology
 Series 2007A
 07-01-22                            5.25              1,250,000            1,353,200
New Jersey Educational Facilities Authority
 Revenue Bonds
 Princeton University
 Series 2007E
 07-01-28                            5.00              1,250,000            1,386,138
New Jersey Educational Facilities Authority
 Revenue Bonds
 William Paterson University
 Series 2008C (Assured Guaranty)
 07-01-24                            5.00              1,000,000            1,092,480
New Jersey Environmental Infrastructure Trust
 Revenue Bonds
 Environmental Infrastructure
 Series 2005A (AMBAC)
 09-01-22                            5.00              1,230,000            1,385,927
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 Hackensack University Medical Center
 Series 2000
 01-01-34                            6.00              2,450,000            2,467,934
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 Meridian Health Systems Obligation Group
 Series 1999 (FSA)
 07-01-24                            5.38              2,255,000            2,271,281
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 Virtua Health
 Series 2009
 07-01-33                            5.75                750,000              790,568
New Jersey Health Care Facilities Financing Authority
 Unrefunded Revenue Bonds
 Atlantic City Medical
 Series 2002
 07-01-25                            5.75              1,110,000            1,145,753
New Jersey State Housing & Mortgage Finance Agency
 Revenue Bonds
 Series 2000A-1 (FSA) A.M.T.
 11-01-31                            6.35              1,500,000            1,507,845
New Jersey State Housing & Mortgage Finance Agency
 Revenue Bonds
 Series 2000E-1 (FSA)
 05-01-25                            5.75                215,000              216,972
                                                                      ---------------
Total                                                                      22,511,608
-------------------------------------------------------------------------------------

NEW MEXICO (0.9%)
New Mexico Hospital Equipment Loan Council
 Revenue Bonds
 Presbyterian Healthcare
 Series 2009
 08-01-39                            5.00              6,500,000            6,570,070
-------------------------------------------------------------------------------------

NEW YORK (4.5%)
City of New York
 Unlimited General Obligation Bonds
 Series 2005C (FSA)
 08-01-17                            5.00              6,000,000            6,738,600
New York City Municipal Water Finance Authority Revenue Bonds
 Series 2005C (National)
 06-15-27                            5.00              8,000,000            8,560,080
New York City Transitional Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2009S-4
 01-15-25                            5.13              2,000,000            2,240,620
New York State Dormitory Authority
 Revenue Bonds
 North Shore-Long Island Jewish Health System
 Series 2009A
 05-01-37                            5.50              2,000,000            2,072,240
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009C
 07-01-40                            5.00              2,500,000            2,708,500
New York State Environmental Facilities
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water
 Series 2008A
 06-15-28                            5.00              1,000,000            1,106,960
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 144th
 Series 1997 (AMBAC)
 10-01-28                            5.00              1,000,000            1,084,690
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 148th
 Series 2007
 08-15-22                            5.00                500,000              564,160
Port Authority of New York & New Jersey
 Revenue Bonds
 JFK Intl Air Terminal #6 Special Project
 Series 1997 (National) A.M.T.
 12-01-22                            5.75              6,500,000            6,405,165
                                                                      ---------------
Total                                                                      31,481,015
-------------------------------------------------------------------------------------

NORTH CAROLINA (2.3%)
Buncombe County Metropolitan Sewerage District
 Refunding Revenue Bonds
 Series 2003 (National)
 07-01-20                            5.00                685,000              742,882
City of High Point
 Revenue Bonds
 Series 2008 (FSA)
 11-01-28                            5.00                350,000              384,262
City of Highpoint
 Revenue Bonds
 Series 2004 (National/FGIC)
 11-01-23                            5.00                250,000              268,470
City of Wilmington
 Refunding Revenue Bonds
 Series 2005 (FSA)
 06-01-25                            5.00                500,000              539,735
County of Cumberland
 Refunding Certification of Participation
 Improvement Projects
 Series 2009B-1
 12-01-24                            5.00                500,000              564,690
County of Durham
 Unlimited General Obligation Bonds
 Public Improvements
 Series 2006B
 06-01-22                            5.00                750,000              846,555
County of Forsyth
 Certification of Participation
 Series 2005
 02-01-26                            5.00                750,000              802,785
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Duke University Project
 Series 2009B
 10-01-38                            5.00                300,000              325,500
North Carolina Capital Facilities Finance Agency
 Revenue Bonds
 Wake Forest University
 Series 2009
 01-01-39                            4.50                300,000              306,132
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2005A (AMBAC)
 01-01-20                            5.25              6,000,000            6,421,200


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
36  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
NORTH CAROLINA (CONT.)
North Carolina Finance Agency
 Revenue Bonds
 Home Ownership
 Series 2000-8-A A.M.T.
 07-01-28                            6.40%              $135,000             $141,205
North Carolina Infrastructure Finance
 Certification of Participation
 Repair & Renovation Projects
 Series 2006A (National)
 06-01-17                            5.00                500,000              572,040
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2008C
 01-01-20                            5.25                500,000              561,080
North Carolina Municipal Power Agency No. 1 Catawba
 Revenue Bonds
 Series 1986 Escrowed to Maturity
 01-01-20                            5.00              1,750,000            2,042,478
North Carolina Municipal Power Agency
 Revenue Bonds
 Series 2009A
 01-01-26                            5.50                300,000              323,421
State of North Carolina
 Revenue Bonds
 Annual Appropriation
 Series 2009A
 05-01-27                            5.00                305,000              343,830
Wake County Industrial Facilities & Pollution Control Financing Authority
 Refunding Revenue Bonds
 Carolina Power & Light Company Project
 Series 2002
 02-01-17                            5.38              1,000,000            1,042,400
                                                                      ---------------
Total                                                                      16,228,665
-------------------------------------------------------------------------------------

NORTH DAKOTA (0.1%)
County of Ward
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-25                            5.13              1,000,000              954,650
-------------------------------------------------------------------------------------

OHIO (8.7%)
Buckeye Tobacco Settlement Financing Authority
 Asset-backed Senior Turbo Revenue Bonds
 Series 2007A-2
 06-01-47                            5.88              5,400,000            4,369,950
City of Avon
 Limited General Obligation Bonds
 Series 2009B
 12-01-38                            5.00              1,150,000            1,220,254
City of Cincinnati
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2008A
 12-01-23                            5.00                875,000              994,236
City of Cleveland
 Revenue Bonds
 Series 2007P
 01-01-24                            5.00              2,000,000            2,222,400
City of Cleveland
 Revenue Bonds
 Series 2008B-1 (National)
 11-15-28                            5.00                500,000              524,975
City of Columbus
 Revenue Bonds
 Systems
 Series 2008A
 06-01-27                            5.00              4,000,000            4,425,920
City of Columbus
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006
 12-15-21                            5.00              1,435,000            1,637,005
City of Strongsville
 Limited General Obligation Bonds
 Various Purpose
 Series 2009
 12-01-33                            4.63                500,000              509,900
 12-01-34                            4.63              1,000,000            1,020,180
Columbus City School District
 Unlimited General Obligation Bonds
 School Facilities Construction & Improvement
 Series 2009
 12-01-33                            4.75              1,000,000            1,049,780
County of Franklin
 Revenue Bonds
 Children's Hospital Project
 Series 2005 (National/FGIC)
 05-01-25                            5.00              1,000,000            1,041,960
County of Hamilton
 Refunding Revenue Bonds
 Sub Series 2006A (AMBAC)
 12-01-26                            5.00              1,000,000            1,043,360
County of Hamilton
 Refunding Revenue Bonds
 Sub Series 2006A (FSA/AMBAC)
 12-01-32                            5.00              1,000,000            1,054,730
County of Hamilton
 Revenue Bonds
 Greater Cincinnati Metropolitan Sewer District
 Series 2007A
 12-01-25                            5.00              3,425,000            3,795,106
County of Hamilton
 Revenue Bonds
 Metro Sewer District
 Series 2006A (National)
 12-01-26                            5.00              1,000,000            1,087,070
County of Montgomery
 Limited General Obligation Refunding & Improvement Bonds
 Various Purpose
 Series 2005 (National)
 12-01-24                            5.00              2,600,000            2,812,472
Ohio Housing Finance Agency
 Revenue Bonds
 Mtge-Backed Securities Program
 Series 2008 (GNMA/FNMA/FHLMC)
 09-01-28                            5.25              1,245,000            1,308,009
Ohio Housing Finance Agency
 Revenue Bonds
 Residential
 Series 1997B (GNMA) A.M.T.
 09-01-29                            5.40                770,000              773,111
Ohio State Turnpike Commission
 Refunding Revenue Bonds
 Series 1998A (National/FGIC)
 02-15-26                            5.50              3,000,000            3,675,270
Ohio State Turnpike Commission
 Revenue Bonds
 Series 2001 (AMBAC)
 02-15-31                            5.25              1,500,000            1,542,210
Ohio State University
 Revenue Bonds
 Series 2002A
 12-01-31                            5.13              1,000,000            1,056,920
Ohio State University
 Revenue Bonds
 Series 2005A
 06-01-25                            5.00              3,000,000            3,235,200
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Drinking Water Fund
 Series 2005
 12-01-21                            5.25              3,890,000            4,792,323
 12-01-22                            5.25              2,625,000            3,245,760
Ohio State Water Development Authority
 Revenue Bonds
 Series 1983 Escrowed to Maturity
 12-01-10                            9.38                220,000              227,889
Ohio State Water Development Authority
 Revenue Bonds
 Sewer Facilities
 Anheuser-Busch Project
 Series 1999 A.M.T.
 08-01-38                            6.00              1,000,000            1,000,110
State of Ohio
 Refunding Revenue Bonds
 Case Western Reserve
 Series 2008C
 12-01-29                            5.00              2,000,000            2,123,780


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
OHIO (CONT.)
State of Ohio
 Revenue Bonds
 Denison University 2007 Project
 Series 2007
 11-01-23                            5.00%            $4,000,000           $4,513,839
State of Ohio
 Revenue Bonds
 Mental Health Capital Facilities
 2nd Series 2003B (FSA)
 06-01-13                            5.00              2,230,000            2,522,375
State of Ohio
 Revenue Bonds
 University of Dayton Project
 Series 2009
 12-01-24                            5.50              3,000,000            3,335,100
                                                                      ---------------
Total                                                                      62,161,194
-------------------------------------------------------------------------------------

OREGON (4.1%)
Benton County Hospital Facilities Authority
 Refunding Revenue Bonds
 Samaritan Health Services Project
 Series 1998
 10-01-28                            5.13              2,000,000            1,993,980
City of Salem
 Limited General Obligation Bonds
 Series 2009
 06-01-27                            4.38              1,000,000            1,043,650
Clackamas County Hospital Facility Authority Refunding Revenue Bonds
 Legacy Health System
 Series 2001
 05-01-21                            5.25              1,000,000            1,032,710
Clackamas County Hospital Facility Authority
 Revenue Bonds
 Legacy Health System
 Series 1999
 02-15-18                            5.25              1,500,000            1,517,085
Clackamas County School District #62C Oregon City
 Revenue Bonds
 Series 2009A
 12-01-25                            4.25              1,690,000            1,764,462
County of Washington
 Limited General Obligation Refunding Bonds
 Series 2006
 06-01-19                            5.00                970,000            1,120,166
 06-01-20                            5.00              1,300,000            1,492,465
Multnomah County Hospital Facilities Authority
 Revenue Bonds
 Providence Health System
 Series 2004
 10-01-24                            5.25              1,000,000            1,055,240
North Clackamas Parks & Recreation District
 Revenue Bonds
 Recreational Facilities
 Series 2013 Escrowed to Maturity
 04-01-13                            5.70              1,110,000            1,212,065
Northern Wasco County Peoples Utility District
 Revenue Bonds
 McNary Dam Fishway Project
 Series 1993
 12-01-24                            5.20              2,000,000            2,006,160
Oregon Health & Science University
 Revenue Bonds
 Series 2009A
 07-01-39                            5.75              2,000,000            2,136,780
Oregon Health & Science University
 Unrefunded Revenue Bonds
 Series 1995A (National)
 07-01-28                            5.25                390,000              390,059
Oregon State Bond Bank
 Revenue Bonds
 Economic & Community Development
 Series 2000B (National)
 01-01-26                            5.50                620,000              633,832
Oregon State Department of Administrative Services
 Certificate of Participation
 Series 2001B (AMBAC)
 05-01-26                            5.00              2,000,000            2,061,000
Oregon State Facilities Authority
 Revenue Bonds
 Linfield College Project
 Series 2005A
 10-01-25                            5.00                750,000              758,910
Oregon State Facilities Authority
 Revenue Bonds
 Willamette University Projects
 Series 2007A
 10-01-27                            5.00              1,500,000            1,527,525
Oregon State Health Housing Educational & Cultural Facilities Authority
 Revenue Bonds
 Linfield College Project
 Series 1998A
 10-01-23                            5.25              2,000,000            2,001,340
Oregon State Housing & Community Services Department
 Revenue Bonds
 Series 2000A A.M.T.
 07-01-42                            6.05              2,000,000            2,010,140
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2005A
 07-01-20                            4.40                575,000              588,334
Polk, Marion & Benton School District #13J
 Unlimited General Obligation Bonds
 Central School District
 Series 2009A
 06-15-29                            4.38              1,300,000            1,350,505
Umatilla County Hospital Facility Authority
 Revenue Bonds
 Catholic Health Initiatives
 Series 2002A Escrowed to Maturity
 03-01-32                            5.50              1,000,000            1,100,590
                                                                      ---------------
Total                                                                      28,796,998
-------------------------------------------------------------------------------------

PENNSYLVANIA (2.8%)
Allegheny County Higher Education Building Authority
 Revenue Bonds
 Duquesne University
 Series 2008
 03-01-28                            5.00                490,000              513,643
Allegheny County Hospital Development Authority
 Revenue Bonds
 University of Pittsburgh Medical Center
 Series 2009
 08-15-39                            5.63              1,000,000            1,076,450
Berks County Municipal Authority
 Revenue Bonds
 Reading Hospital Medical Center Project
 Series 1993 (National)
 10-01-14                            5.70                855,000              932,010
County of Bucks
 Unlimited General Obligation Bonds
 Series 2008
 05-01-23                            5.25                350,000              410,998
County of Montgomery
 Unlimited General Obligation Bonds
 Series 2008
 08-15-17                            5.25                430,000              520,502
Cumberland County Municipal Authority
 Revenue Bonds
 AICUP Bond Financing Program-Dickson College
 Series 2009
 11-01-39                            5.00              1,200,000            1,206,564
Delaware County Industrial Development Authority
 Revenue Bonds
 Philadelphia Suburban Water Facilities
 Series 2001 (AMBAC) A.M.T.
 10-01-31                            5.35              3,000,000            3,037,260
Delaware Valley Regional Financial Authority
 Revenue Bonds
 Series 2006C
 07-01-27                            7.75              1,000,000            1,401,980
Northampton County General Purpose Authority
 Revenue Bonds
 County Agreement
 Series 2001 (FSA)
 10-01-30                            5.25              1,000,000            1,059,130
Pennsylvania Economic Development Financing Authority
 Revenue Bonds
 Proctor & Gamble Paper Project
 Series 2001 A.M.T.
 03-01-31                            5.38              1,000,000            1,048,910


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
38  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
PENNSYLVANIA (CONT.)
Pennsylvania Higher Educational Facilities Authority
 Revenue Bonds
 Thomas Jefferson University
 Series 2006B (AMBAC)
 09-01-19                            5.25%            $3,435,000           $3,926,651
Pennsylvania Higher Educational Facilities Authority
 Unrefunded Revenue Bonds
 Drexel University
 Series 1997 (National)
 05-01-22                            5.75              1,050,000            1,052,604
Pennsylvania State University
 Revenue Bonds
 Series 2005
 09-01-24                            5.00              1,250,000            1,365,287
Pennsylvania State University
 Revenue Bonds
 Series 2009A
 03-01-29                            4.38                250,000              259,640
Philadelphia Municipal Authority
 Revenue Bonds
 Lease
 Series 2009
 04-01-34                            6.50                200,000              215,262
Philadelphia Redevelopment Authority
 Revenue Bonds
 Series 1986B Escrowed to Maturity (GNMA)
 06-01-17                            9.00                450,000              650,808
State of Pennsylvania
 Refunding Unlimited General Obligation Bonds
 Series 2004
 07-01-17                            5.38                530,000              639,668
                                                                      ---------------
Total                                                                      19,317,367
-------------------------------------------------------------------------------------

PUERTO RICO (3.0%)(e)
Puerto Rico Electric Power Authority
 Refunding Revenue Bonds
 Series 2007UU (FSA)
 07-01-23                            5.00              1,000,000            1,059,200
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2003NN (National)
 07-01-21                            5.25              3,500,000            3,773,805
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2008WW
 07-01-23                            5.38              2,500,000            2,673,425
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
 07-01-36                            5.50              7,900,000            9,638,158
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2003AA (National)
 07-01-20                            5.50                500,000              538,020
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities
 Finance Authority Revenue Bonds
 Inter American University
 Series 1998A (National)
 10-01-22                            5.00              2,500,000            2,503,575
Puerto Rico Port Authority
 Revenue Bonds
 Series 1991D (FGIC) A.M.T.
 07-01-14                            7.00                630,000              631,770
                                                                      ---------------
Total                                                                      20,817,953
-------------------------------------------------------------------------------------

SOUTH CAROLINA (7.7%)
City of Charleston
 Refunding Revenue Bonds
 Series 2009A
 01-01-24                            5.00                500,000              567,705
City of Rock Hill
 Refunding & Improvement Revenue Bonds
 Series 2003 (FSA)
 01-01-30                            5.00              4,000,000            4,103,440
Coastal Carolina University
 Unrefunded Revenue Bonds
 Series 1999 (AMBAC)
 06-01-26                            5.30              1,810,000            1,830,869
County of Berkeley
 Unlimited General Obligation Refunding & Improvement Bonds
 Series 2003 (FSA)
 09-01-28                            5.00              4,000,000            4,226,880
County of Berkeley
 Unrefunded Revenue Bonds
 Series 2003 (National)
 06-01-23                            5.25                245,000              264,010
County of Georgetown
 Refunding Revenue Bonds
 International Paper Company Project
 Series 2000A
 03-15-14                            5.95              1,000,000            1,053,420
County of Lexington
 Refunding & Improvement Revenue Bonds
 Series 1997 (FSA)
 11-01-26                            5.13              2,000,000            2,020,420
County of Lexington
 Refunding Revenue Bonds
 Series 2007
 11-01-20                            5.00              1,000,000            1,049,440
Grand Strand Water & Sewer Authority
 Revenue Bonds
 Series 2001 (FSA)
 06-01-31                            5.00              4,000,000            4,101,120
Horry County School District
 Unlimited General Obligation Bonds
 Series 2002A
 03-01-22                            5.13              2,760,000            3,000,699
North Charleston Sewer District
 Revenue Bonds
 Improvement
 Series 1992B (National)
 07-01-12                            6.38                960,000            1,016,294
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (National/FGIC)
 01-01-21                            6.25              1,250,000            1,498,975
South Carolina Jobs-Economic Development Authority Refunding & Improvement Revenue
 Bonds
 Palmetto Health
 Series 2009
 08-01-39                            5.75              2,350,000            2,395,755
South Carolina Jobs-Economic Development Authority
 Revenue Bonds
 Anderson Area Medical Center
 Series 1999
 02-01-18                            5.25              3,000,000            3,033,240
South Carolina Jobs-Economic Development Authority
 Unrefunded Revenue Bonds
 Bon Secours
 Series 2002B
 11-15-30                            5.63              3,165,000            3,208,581
South Carolina State Housing Finance & Development Authority
 Revenue Bonds
 Series 1999A-2 (FSA) A.M.T.
 07-01-29                            5.40                585,000              585,117
South Carolina State Ports Authority
 Revenue Bonds
 Series 1998 (FSA) A.M.T.
 07-01-26                            5.30             10,000,000           10,056,000
South Carolina State Public Service Authority Refunding Revenue Bonds
 Series 2005
 01-01-21                            5.25              5,000,000            5,655,099
South Carolina State Public Service Authority Revenue Bonds
 Santee Cooper
 Series 2006A (National)
 01-01-27                            5.00              2,600,000            2,818,712
South Carolina State Public Service Authority
 Revenue Bonds
 Santee Cooper
 Series 2008A
 01-01-28                            5.38                250,000              285,703
South Carolina State Public Service Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-18                            5.00              1,000,000            1,156,950
                                                                      ---------------
Total                                                                      53,928,429
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

TENNESSEE (0.3%)
Shelby County Health Educational & Housing Facilities Board
 Revenue Bonds
 St. Jude's Children's Research Hospital
 Series 2006
 07-01-26                            5.00%            $2,000,000           $2,144,100
-------------------------------------------------------------------------------------

TEXAS (3.9%)
City of Austin
 Refunding Revenue Bonds
 Series 2006A (AMBAC)
 11-15-20                            5.00              5,440,000            5,950,435
City of Dallas
 Limited General Obligation Bonds
 Series 2005
 02-15-25                            5.00                820,000              879,401
City of Houston
 Revenue Bonds
 Sub Lien
 Series 2000A (FSA) A.M.T.
 07-01-30                            5.63              3,000,000            3,015,420
City of San Antonio
 Prerefunded Revenue Bonds
 Series 1997 Escrowed to Maturity
 02-01-20                            5.50              1,055,000            1,312,610
Dallas-Fort Worth Intl Airport Facilities Improvement
 Revenue Bonds
 Series 2000A (National/FGIC) A.M.T.
 11-01-30                            5.75              5,000,000            5,003,200
Harris County Health Facilities Development
 Revenue Bonds
 St. Luke's Episcopal Hospital Project
 Series 1991 Escrowed to Maturity
 02-15-21                            6.75              2,000,000            2,006,220
Potter County Industrial Development
 Refunding Revenue Bonds
 Southwestern Public Service Project
 Series 1996 (AMBAC)
 09-01-16                            5.75              4,750,000            4,768,193
University of Texas
 Refunding Revenue Bonds
 Series 2007B
 07-01-23                            5.25              1,000,000            1,247,480
West Harris County Regional Water Authority
 Revenue Bonds
 Series 2009
 12-15-35                            5.00              3,000,000(f)         3,072,090
                                                                      ---------------
Total                                                                      27,255,049
-------------------------------------------------------------------------------------

UTAH (0.4%)
Intermountain Power Agency
 Refunding Revenue Bonds
 Series 2008A
 07-01-22                            5.25                500,000              530,225
Utah Transit Authority
 Revenue Bonds
 Series 2008A
 06-15-25                            5.00              2,000,000            2,251,400
                                                                      ---------------
Total                                                                       2,781,625
-------------------------------------------------------------------------------------

VIRGIN ISLANDS (0.4%)
Virgin Islands Public Finance Authority
 Refunding Revenue Bonds
 Sr Lien
 Series 1998A
 10-01-22                            5.50              2,500,000            2,513,050
-------------------------------------------------------------------------------------

VIRGINIA (0.2%)
Virginia Resources Authority
 Revenue Bonds
 State Revolving Fund
 Series 2009
 10-01-26                            5.00              1,500,000            1,728,180
-------------------------------------------------------------------------------------

WASHINGTON (0.4%)
Chelan County Public Utility District #1
 Revenue Bonds
 Chelan Hydro
 Series 2001B (National) A.M.T.
 01-01-36                            5.60              2,500,000            2,520,650
-------------------------------------------------------------------------------------

WISCONSIN (2.9%)
City of La Crosse
 Refunding Revenue Bonds
 Northern States Power Company Project
 Series 1996 A.M.T.
 11-01-21                            6.00              6,000,000            6,224,399
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Meriter Hospital
 Series 2009
 12-01-38                            6.00              5,225,000            5,479,719
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Prohealth Care Incorporated Obligation Group
 Series 2009
 02-15-32                            6.63              1,000,000            1,053,850
 02-15-39                            6.63              6,725,000            7,355,333
                                                                      ---------------
Total                                                                      20,113,301
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $643,513,803)                                                     $683,156,403
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (1.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,d)                         YIELD            MATURITY              VALUE (a)
CALIFORNIA (0.1%)
City of Irvine
 Limited Obligation Special Assessment Bonds
 District #93-14
 V.R.D.N. Series 2000 (Bank of America)
 09-02-25                            0.28%              $600,000             $600,000
-------------------------------------------------------------------------------------

CONNECTICUT (0.6%)
Connecticut Housing Finance Authority
 Revenue Bonds
 V.R.D.N. Series 2009 (JP Morgan Chase)
 05-15-39                            0.30              4,715,000            4,715,000
-------------------------------------------------------------------------------------

TENNESSEE (0.2%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2003 (Bank of America)
 01-01-33                            0.30              1,535,000            1,535,000
-------------------------------------------------------------------------------------

TEXAS (0.7%)
Tarrant County Cultural Education Facilities
 Finance Corporation
 Revenue Bonds
 Hendrick Medical Center
 V.R.D.N. Series 2009 (JP Morgan Chase)
 09-01-25                            0.30              4,600,000            4,600,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $11,450,000)                                                       $11,450,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                    16,099                 $16,099
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $16,099)                                                               $16,099
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $654,979,902)(g)                                                  $694,622,502
=====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
40  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Sept. 30, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 10.3% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.0% of net assets at Sept. 30, 2009.

(f) At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,046,670. See Note 2 to the financial statements.

(g) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $654,966,846 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $40,224,031
     Unrealized depreciation                                                       (568,375)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $39,655,656
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman National Municipal Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierachy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                 FAIR VALUE AT SEPT. 30, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                       $--        $683,156,403         $--        $683,156,403
---------------------------------------------------------------------------------------------------------------
Total Bonds                                              --         683,156,403          --         683,156,403
---------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                        --          11,450,000          --          11,450,000
  Money Market Fund(a)                               16,099                  --          --              16,099
---------------------------------------------------------------------------------------------------------------
Total Other                                          16,099          11,450,000          --          11,466,099
---------------------------------------------------------------------------------------------------------------
Total                                               $16,099        $694,606,403         $--        $694,622,502
---------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.



--------------------------------------------------------------------------------
42  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman National Municipal Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman California Municipal High-Yield Fund
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (94.3%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
AIRPORT (1.3%)
County of Sacramento
 Revenue Bonds
 Series 2009B
 07-01-39                            5.75%             $450,000              $498,875
-------------------------------------------------------------------------------------

CITY (5.9%)
City of Berkeley
 Unlimited General Obligation Bonds
 Neighborhood Branch Measure
 Series 2009FF
 09-01-35                            5.00             1,000,000             1,054,400
City of Martinez
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2009A
 08-01-34                            5.00             1,100,000             1,155,759
                                                                      ---------------
Total                                                                       2,210,159
-------------------------------------------------------------------------------------

COLLEGE (12.8%)
California Educational Facilities Authority
 Revenue Bonds
 California Lutheran University
 Series 2008
 10-01-21                            5.25               665,000               682,263
California Educational Facilities Authority
 Revenue Bonds
 Scripps College
 Series 2001
 08-01-31                            5.00             2,000,000             2,019,060
California Educational Facilities Authority
 Revenue Bonds
 University of the Pacific
 Series 2006
 11-01-25                            5.00             1,485,000             1,515,368
University of California
 Revenue Bonds
 Series 2009Q
 05-15-34                            5.00               500,000               537,620
                                                                      ---------------
Total                                                                       4,754,311
-------------------------------------------------------------------------------------

ELECTRIC (1.4%)
City of Vernon
 Revenue Bonds
 Series 2009A
 08-01-21                            5.13               500,000               531,495
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (15.6%)
California Health Facilities Financing Authority
 Revenue Bonds
 Adventist Health System West
 Series 2009A
 09-01-39                            5.75             1,000,000             1,033,540
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2009B
 10-01-39                            5.50               750,000               785,250
California Health Facilities Financing Authority
 Revenue Bonds
 St. Joseph Health System
 Series 2009A
 07-01-29                            5.50               700,000               736,078
California Municipal Finance Authority
 Certificate of Participation
 Community Hospital Center
 Series 2009
 02-01-39                            5.50               750,000(e)            744,540
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-42                            5.63               500,000               505,970
Washington Township Health Care District
 Revenue Bonds
 Series 1999
 07-01-29                            5.25             2,000,000             1,992,519
                                                                      ---------------
Total                                                                       5,797,897
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (7.1%)
California Housing Finance Agency
 Revenue Bonds
 Multifamily Housing III
 Series 1999A A.M.T.
 02-01-36                            5.38             2,280,000             2,098,010
California Housing Finance Authority
 Revenue Bonds
 Series 1997B-3 A.M.T.
 08-01-28                            5.40               550,000               550,611
                                                                      ---------------
Total                                                                       2,648,621
-------------------------------------------------------------------------------------

LEASE (8.9%)
Los Angeles Municipal Improvement Corporation
 Revenue Bonds
 Cap Equipment
 Series 2008A
 09-01-24                            5.00             1,000,000             1,058,970
Modesto Irrigation District
 Certificate of Participation
 Refunding & Capital Improvements Bonds
 Series 1999B
 07-01-22                            5.30             2,240,000             2,240,650
                                                                      ---------------
Total                                                                       3,299,620
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (2.6%)
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                            5.13             1,300,000               975,039
-------------------------------------------------------------------------------------

SALES OR USE TAX (4.9%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
 07-01-36                            5.50             1,500,000(d)          1,830,030
-------------------------------------------------------------------------------------

SCHOOL (4.4%)
Lakeside Union Elementary School District
 Unlimited General Obligation Bonds
 Series 2009
 08-01-33                            5.00             1,590,000             1,643,583
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- ASSESSMENT (2.8%)
Palmdale Civic Authority
 Refunding Revenue Bonds
 Redevelopment Project #1
 Series 2009A
 07-01-27                            6.00             1,000,000             1,059,710
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (2.9%)
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Old Town Kern Pioneer
 Series 2009A
 08-01-29                            7.50               340,000               342,768
Bakersfield Redevelopment Agency
 Tax Allocation Bonds
 Southeast Bakersfield
 Series 2009B
 08-01-29                            7.25               200,000               205,200
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay South Redevelopment
 Series 2009D
 08-01-29                            6.38               500,000               525,865
                                                                      ---------------
Total                                                                       1,073,833
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX INCREMENT (2.0%)
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Redevelopment Projects
 Series 2009B
 08-01-28                            6.13               700,000               744,317
-------------------------------------------------------------------------------------

STATE (11.2%)
State of California
 Unlimited General Obligation Bonds
 Series 2008
 08-01-34                            5.00             1,250,000             1,257,012


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
44  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
STATE (CONT.)
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 03-01-32                            5.00%           $1,000,000            $1,005,960
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2009
 04-01-25                            5.63               500,000               550,130
 04-01-31                            5.75               750,000               806,228
 04-01-38                            6.00               500,000               551,375
                                                                      ---------------
Total                                                                       4,170,705
-------------------------------------------------------------------------------------

TOLL ROAD (3.9%)
Foothill Eastern Transportation Corridor Agency
 Refunding Revenue Bonds
 Series 1999
 01-15-40                            5.75             1,500,000             1,462,485
-------------------------------------------------------------------------------------

WATER & SEWER (6.6%)
Los Angeles Department of Water & Power
 Revenue Bonds
 Power System
 Series 2009A
 07-01-24                            5.00             1,000,000             1,131,150
Orange County Water District
 Refunding Certificate of Participation
 Series 2009
 08-15-39                            5.00               750,000               799,935
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Series 2009A
 05-15-34                            5.25               500,000               537,090
                                                                      ---------------
Total                                                                       2,468,175
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $33,635,395)                                                       $35,168,855
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,f)                         YIELD            MATURITY               VALUE(a)
COLLEGE
California Educational Facilities Authority
 Revenue Bonds
 Chapman University
 V.R.D.N. Series 2008C (Bank of America)
 10-01-26                            0.28%             $320,000              $320,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $320,000)                                                             $320,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                   106,546                $106,546
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $106,546)                                                             $106,546
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $34,061,941)(g)                                                    $35,595,401
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Sept. 30, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 7.1% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.9% of net assets at Sept. 30, 2009.

(e) At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $726,608. See Note 2 to the financial statements.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal High-Yield Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(g) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $34,061,576 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $1,761,180
     Unrealized depreciation                                                       (227,355)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $1,533,825
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
46  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal High-Yield Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                 FAIR VALUE AT SEPT. 30, 2009
                                                --------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--        $35,168,855         $--        $35,168,855
--------------------------------------------------------------------------------------------------------------
Total Bonds                                               --         35,168,855          --         35,168,855
--------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                         --            320,000          --            320,000
  Money Market Fund(a)                               106,546                 --          --            106,546
--------------------------------------------------------------------------------------------------------------
Total Other                                          106,546            320,000          --            426,546
--------------------------------------------------------------------------------------------------------------
Total                                               $106,546        $35,488,855         $--        $35,595,401
--------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal High-Yield Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
48  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman California Municipal Quality Fund
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (98.1%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
AIRPORT (5.1%)
County of Sacramento
 Revenue Bonds
 Series 2008A (FSA)
 07-01-25                            5.00%           $1,500,000            $1,634,040
County of Sacramento
 Revenue Bonds
 Series 2009B
 07-01-39                            5.75               550,000               609,736
                                                                      ---------------
Total                                                                       2,243,776
-------------------------------------------------------------------------------------

CITY (5.2%)
City of Berkeley
 Unlimited General Obligation Bonds
 Neighborhood Branch Measure
 Series 2009FF
 09-01-35                            5.00               975,000             1,028,040
City of Martinez
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2009A
 08-01-34                            5.00             1,200,000             1,260,828
                                                                      ---------------
Total                                                                       2,288,868
-------------------------------------------------------------------------------------

COLLEGE (22.9%)
California Educational Facilities Authority
 Revenue Bonds
 Pepperdine University
 Series 1999A
 11-01-29                            5.00             2,000,000             2,021,320
California Educational Facilities Authority
 Revenue Bonds
 Scripps College
 Series 2007 (National)
 11-01-25                            5.00             1,315,000             1,411,626
California Educational Facilities Authority
 Revenue Bonds
 University of San Diego
 Series 1999 (AMBAC)
 10-01-28                            5.00             3,000,000             3,031,019
California State University
 Revenue Bonds
 Systemwide
 Series 2007A (FSA)
 11-01-27                            5.00             1,750,000             1,882,440
University of California
 Revenue Bonds
 Series 2008L
 05-15-26                            5.00             1,500,000             1,652,295
                                                                      ---------------
Total                                                                       9,998,700
-------------------------------------------------------------------------------------

ELECTRIC (10.3%)
Anaheim Public Financing
 Authority Revenue Bonds
 Anaheim Electric Systems
 \Distribution
 Series 2009
 10-01-25                            5.00             1,500,000             1,660,110
City of Redding
 Certificate of Participation
 Series 2008A (FSA)
 06-01-27                            5.00               865,000               908,380
City of Riverside
 Revenue Bonds
 Series 2008D (FSA)
 10-01-28                            5.00             1,325,000             1,428,496
Sacramento Municipal Utility District
 Refunding Revenue Bonds
 Series 2004T (National/FGIC)
 05-15-24                            5.25               500,000               520,345
                                                                      ---------------
Total                                                                       4,517,331
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (10.8%)

California Health Facilities Financing Authority
 Revenue Bonds
 Adventist Health System West
 Series 2009A
 09-01-39                            5.75             1,000,000             1,033,540
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2009B
 10-01-39                            5.50               800,000               837,600
California Health Facilities Financing Authority
 Revenue Bonds
 St. Joseph Health System
 Series 2009A
 07-01-29                            5.50               800,000               841,232
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2002A
 11-01-32                            5.50             2,000,000             2,031,040
                                                                      ---------------
Total                                                                       4,743,412
-------------------------------------------------------------------------------------

LEASE (11.0%)

Eastern Municipal Water District
 Certificate of Participation
 Series 1991 (National/FGIC)
 07-01-12                            6.75             1,935,000             2,096,495
Modesto Irrigation District
 Certificate of Participation
 Capital Improvements
 Series 2009A
 10-01-29                            5.75             1,500,000             1,695,690
San Mateo County Board of Education
 Refunding Certificate of Participation
 Series 2009
 06-01-35                            5.25             1,000,000             1,028,180
                                                                      ---------------
Total                                                                       4,820,365
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (0.9%)

California Infrastructure & Economic Development
 Bank
 Revenue Bonds
 Walt Disney Family Museum
 Series 2008
 02-01-33                            5.25               400,000               409,460
-------------------------------------------------------------------------------------

SALES OR USE TAX (5.5%)

San Francisco Bay Area Transit Financing Authority
 Unrefunded Revenue Bonds
 Series 1998 (AMBAC)
 07-01-28                            5.00             1,530,000             1,540,480
San Mateo County Transportation District
 Revenue Bonds
 Series 2009A
 06-01-19                            5.00               755,000               889,013
                                                                      ---------------
Total                                                                       2,429,493
-------------------------------------------------------------------------------------

SCHOOL (3.5%)

California Statewide Communities Development Authority
 Revenue Bonds
 Polytechnic School
 Series 2009
 12-01-34                            5.00               735,000(d)            771,412
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Series 2009D
 01-01-34                            5.00               750,000               782,902
                                                                      ---------------
Total                                                                       1,554,314
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- ASSESSMENT (2.4%)

Palmdale Civic Authority
 Refunding Revenue Bonds
 Redevelopment Project #1
 Series 2009A
 07-01-27                            6.00             1,000,000             1,059,710
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  49

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal Quality Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

SPECIAL DISTRICT -- TAX INCREMENT (1.3%)
San Francisco City & County Redevelopment Agency
 Tax Allocation Bonds
 Mission Bay North Redevelopment
 Series 2009C
 08-01-29                            6.00%             $535,000              $551,457
-------------------------------------------------------------------------------------

STATE (3.4%)
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 03-01-32                            5.00             1,500,000             1,508,940
-------------------------------------------------------------------------------------

WATER & SEWER (15.8%)

California State Department of Water Resources
 Revenue Bonds
 Central Valley Project
 Series 2008AE
 12-01-27                            5.00             1,500,000             1,666,935
Los Angeles Department of Water & Power
 Revenue Bonds
 Series 2001A
 07-01-41                            5.13             1,000,000             1,017,300
Orange County Water District
 Refunding Certificate of Participation
 Series 2009
 08-15-39                            5.00             1,000,000             1,066,580
Sacramento Regional County Sanitation District
 Refunding Revenue Bonds
 Series 2001 (AMBAC)
 12-01-27                            5.00             2,000,000             2,051,420
San Diego Public Facilities Financing Authority
 Revenue Bonds
 Series 2009A
 05-15-34                            5.25             1,000,000             1,074,180
                                                                      ---------------
Total                                                                       6,876,415
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $40,705,127)                                                       $43,002,241
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,e)                         YIELD            MATURITY               VALUE(a)
COMBINED UTILITY

City of Santa Clara
 Subordinated Revenue Bonds
 V.R.D.N. Series 2008A (Bank of America)
 07-01-34                            0.28%             $300,000              $300,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $300,000)                                                             $300,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.1%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                    58,663                 $58,663
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $58,663)                                                               $58,663
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $41,063,790)(f)                                                    $43,360,904
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $762,820. See Note 2 to the financial statements.


--------------------------------------------------------------------------------
50  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal Quality Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(f) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $41,062,888 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $2,298,026
     Unrealized depreciation                                                            (10)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $2,298,016
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  51

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman California Municipal Quality Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                          FAIR VALUE AT SEPT. 30, 2009
                                                         --------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2
                                                           QUOTED PRICES        OTHER          LEVEL 3
                                                             IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                                 $--        $43,002,241         $--        $43,002,241
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                        --         43,002,241          --         43,002,241
-----------------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                                  --            300,000          --            300,000
  Money Market Fund(a)                                         58,663                 --          --             58,663
-----------------------------------------------------------------------------------------------------------------------
Total Other                                                    58,663            300,000          --            358,663
-----------------------------------------------------------------------------------------------------------------------
Total                                                         $58,663        $43,302,241         $--        $43,360,904
-----------------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.



--------------------------------------------------------------------------------
52  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman California Municipal Quality Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  53

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman Minnesota Municipal Fund
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (97.6%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
CITY (3.7%)
City of Minneapolis
 Prerefunded Unlimited General Obligation Bonds
 Various Purpose
 Series 2001
 12-01-16                            5.00%             $570,000              $621,349
City of Minneapolis
 Unrefunded Unlimited General Obligation Bonds
 Various Purpose
 Series 2001
 12-01-16                            5.00             1,870,000             2,032,465
                                                                      ---------------
Total                                                                       2,653,814
-------------------------------------------------------------------------------------

COLLEGE (14.6%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Bethel University Sixth Series 2007R
 05-01-23                            5.50               275,000               275,492
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Catherine's College
 Series 2002-5-N1
 10-01-32                            5.38             1,000,000               934,370
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22                            5.00             3,500,000             3,755,185
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 Series 2007O
 10-01-22                            5.00             3,040,000             3,294,144
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2009X
 04-01-39                            5.25             1,100,000             1,163,448
University of Minnesota
 Revenue Bonds
 Series 2009C
 12-01-21                            5.00               995,000             1,158,648
                                                                      ---------------
Total                                                                      10,581,287
-------------------------------------------------------------------------------------

COUNTY (6.6%)
County of Anoka
 Unlimited General Obligation Bonds
 Capital Improvements
 Series 2008A
 02-01-23                            5.00             1,000,000             1,133,640
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2003A
 02-01-17                            5.00             1,395,000             1,548,882
Dakota County Community Development Authority
 Unlimited General Obligation Bonds
 Senior Housing Facility
 Series 2001
 01-01-19                            5.25             2,000,000             2,102,140
                                                                      ---------------
Total                                                                       4,784,662
-------------------------------------------------------------------------------------

ELECTRIC (19.0%)
City of Rochester
 Prerefunded Revenue Bonds
 Series 2000 (AMBAC)
 12-01-24                            5.25             2,000,000             2,108,280
 12-01-30                            5.25             1,000,000             1,054,140
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                            5.00               500,000               523,460
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26                            5.00             1,000,000             1,064,580
Northern Municipal Power Agency
 Revenue Bonds
 Series 2008A
 01-01-21                            5.00             1,000,000             1,101,390
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (National)
 01-01-26                            5.00             5,000,000(e)          2,476,500
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 1977A Escrowed to Maturity
 01-01-16                            6.38             4,855,000             5,508,240
                                                                      ---------------
Total                                                                      13,836,590
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (14.0%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00               775,000               797,336
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-37                            5.25               750,000               743,483
City of Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10             2,000,000             1,959,359
City of St. Cloud
 Revenue Bonds
 St. Cloud Hospital Obligation Group
 Series 2000A (FSA)
 05-01-30                            5.88             3,750,000             3,811,499
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Evangelical
 Series 1997 (AMBAC)
 12-01-22                            5.15             1,175,000             1,175,635
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-36                            5.25             1,500,000             1,392,525
Staples United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00               250,000               255,808
                                                                      ---------------
Total                                                                      10,135,645
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (1.4%)
Minnesota Housing Finance Authority
 Revenue Bonds
 Residential Housing Finance
 Series 2008A
 07-01-23                            4.65               995,000             1,027,646
-------------------------------------------------------------------------------------

LEASE (2.1%)
Minnetrista Economic Development Authority
 Revenue Bonds
 Series 2009A
 02-01-28                            4.50               285,000               292,800
 02-01-29                            4.63               200,000               206,456
 02-01-31                            4.75               400,000               411,960


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
54  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
LEASE (CONT.)
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Parking Facility -- RiverCenter Parking Ramp
 Series 2009
 05-01-24                            4.50%             $580,000              $621,012
                                                                      ---------------
Total                                                                       1,532,228
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (5.6%)
State of Minnesota
 Revenue Bonds
 Series 2000
 06-01-30                            6.00             4,000,000             4,090,840
-------------------------------------------------------------------------------------

SCHOOL (5.9%)
Hopkins Independent School District No. 270
 Unlimited General Obligation Bonds
 Series 2009B
 (School District Credit Enhancement Program)
 02-01-27                            4.00             1,500,000             1,524,510
Mounds View Independent School District No. 621
 Unlimited General Obligation Refunding Revenue Bonds
 School Building
 Series 2009A
 (School District Credit Enhancement Program)
 02-01-22                            4.00               530,000               551,661
Rocori Area Schools Independent School District #750
 Unlimited General Obligation Bonds
 School Building
 Series 2009B
 (School District Credit Enhancement Program)
 02-01-34                            4.75             2,100,000             2,238,453
                                                                      ---------------
Total                                                                       4,314,624
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (1.7%)
City of Buffalo
 Unlimited General Obligation Bonds
 Series 2009D
 08-01-25                            4.00             1,180,000             1,201,972
-------------------------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (6.0%)
Metropolitan Council Minneapolis-St. Paul Area
 Refunding Unlimited General Obligations Waste Water
 Series 2005B
 05-01-25                            5.00             4,000,000             4,373,440
-------------------------------------------------------------------------------------

STATE (4.9%)
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2006
 06-01-20                            5.00             1,000,000             1,139,940
State of Minnesota
 Unlimited General Obligation Refunding Bonds
 Various Purpose
 Series 2009F
 08-01-21                            5.00             2,000,000             2,435,880
                                                                      ---------------
Total                                                                       3,575,820
-------------------------------------------------------------------------------------

WATER & SEWER (12.1%)
City of Rochester
 Unlimited General Obligation Bonds
 Waste Water
 Series 2004A
 02-01-25                            5.00             3,305,000             3,607,936
City of St. Paul
 Revenue Bonds
 Series 2009C
 12-01-28                            4.00             1,270,000             1,292,403
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005A
 03-01-19                            5.00             3,480,000             3,900,315
                                                                      ---------------
Total                                                                       8,800,654
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $66,806,387)                                                       $70,909,222
-------------------------------------------------------------------------------------


MUNICIPAL NOTES (1.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,d)                         YIELD            MATURITY               VALUE(a)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20                            0.35%             $700,000              $700,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $700,000)                                                             $700,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                   113,765                $113,765
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $113,765)                                                             $113,765
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $67,620,152)(f)                                                    $71,722,987
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  55

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman Minnesota Municipal Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(e) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition

(f) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $67,615,686 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $4,157,215
     Unrealized depreciation                                                        (49,914)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $4,107,301
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
56  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Minnesota Municipal Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                          FAIR VALUE AT SEPT. 30, 2009
                                                         --------------------------------------------------------------
                                                              LEVEL 1          LEVEL 2
                                                           QUOTED PRICES        OTHER          LEVEL 3
                                                             IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                            MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                              IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                                 $--        $70,909,222         $--        $70,909,222
-----------------------------------------------------------------------------------------------------------------------
Total Bonds                                                        --         70,909,222          --         70,909,222
-----------------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                                  --            700,000          --            700,000
  Money Market Fund(a)                                        113,765                 --          --            113,765
-----------------------------------------------------------------------------------------------------------------------
Total Other                                                   113,765            700,000          --            813,765
-----------------------------------------------------------------------------------------------------------------------
Total                                                        $113,765        $71,609,222         $--        $71,722,987
-----------------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  57

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman Minnesota Municipal Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
58  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman New York Municipal Fund
SEPT. 30, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL BONDS (97.9%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
CITY (6.5%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2000A
 05-15-30                            6.00%           $2,900,000            $3,031,688
City of New York
 Unlimited General Obligation Bonds
 Series 2005C (FSA)
 08-01-17                            5.00               750,000               842,325
City of New York
 Unlimited General Obligation Bonds
 Series 2009I-1
 04-01-27                            5.13             1,500,000             1,654,770
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 1995C
 08-15-24                            7.25                 5,000                 5,024
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2000A
 05-15-30                            6.00                25,000                25,580
                                                                      ---------------
Total                                                                       5,559,387
-------------------------------------------------------------------------------------

COLLEGE (24.1%)
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30                            5.13             1,000,000             1,006,870
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-35                            5.00             1,000,000             1,062,250
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2009A
 07-01-27                            5.00             2,500,000             2,820,674
New York State Dormitory Authority
 Revenue Bonds
 New York University
 Series 2007A (AMBAC)
 07-01-24                            5.00             2,000,000             2,203,480
New York State Dormitory Authority
 Revenue Bonds
 North Shore-Long Island Jewish Health System
 Series 2009A
 05-01-37                            5.50             1,250,000             1,295,150
New York State Dormitory Authority
 Revenue Bonds
 Pratt Institute
 Series 2009C (Assured Guaranty)
 07-01-39                            5.13             1,000,000             1,070,850
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009A
 07-01-27                            4.75               600,000               670,428
New York State Dormitory Authority
 Revenue Bonds
 Rockefeller University
 Series 2009C
 07-01-40                            5.00             1,500,000             1,625,100
New York State Dormitory Authority
 Revenue Bonds
 St. John's University
 Series 2007A (National)
 07-01-32                            5.25             1,000,000             1,048,560
New York State Dormitory Authority
 Revenue Bonds
 St. John's University
 Series 2007C (National)
 07-01-26                            5.25             1,205,000             1,377,990
New York State Dormitory Authority
 Revenue Bonds
 State University Dorm Facilities
 Series 2007
 07-01-25                            5.00             2,000,000             2,141,700
New York State Dormitory Authority
 Revenue Bonds
 University of Rochester
 Series 2009A
 07-01-39                            5.13             1,350,000             1,442,313
New York State Dormitory Authority
 Revenue Bonds
 Yeshiva University
 Series 2001 (AMBAC)
 07-01-30                            5.00             1,250,000             1,262,850
New York State Dormitory Authority
 Revenue Bonds
 Yeshiva University
 Series 2009
 09-01-38                            5.00               500,000               532,160
Rensselaer County Industrial Development Agency
 Revenue Bonds
 Polytechnic Institute Dorm Project
 Series 1999A
 08-01-29                            5.13             1,000,000             1,005,230
                                                                      ---------------
Total                                                                      20,565,605
-------------------------------------------------------------------------------------

COUNTY (2.5%)
County of Suffolk
 Unlimited General Obligation Bonds
 Public Improvement
 Series 2009A
 05-15-26                            4.25             2,000,000             2,098,240
-------------------------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (5.7%)
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvements
 Series 2007C (FSA)
 08-15-26                            5.00             2,000,000             2,157,020
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvements
 Series 2009
 02-15-18                            5.50             1,000,000             1,157,820
New York State Dormitory Authority
 Revenue Bonds
 Vassar Brothers Hospital
 Series 1997 (FSA)
 07-01-25                            5.38             1,500,000             1,513,515
                                                                      ---------------
Total                                                                       4,828,355
-------------------------------------------------------------------------------------

HEALTH CARE -- NURSING HOME (2.9%)
New York State Housing Finance Agency
 Revenue Bonds
 Phillips Village Housing Project
 Series 1994A (FHA) A.M.T.
 08-15-17                            7.75             2,410,000             2,435,281
-------------------------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (0.8%)
New York Mtge Agency
 Revenue Bonds
 Homeowners Mtge
 Series 1998-69 A.M.T.
 10-01-28                            5.50               435,000               435,887
New York Mtge Agency
 Revenue Bonds
 Series 1999-82 A.M.T.
 04-01-30                            5.65               280,000               280,118
                                                                      ---------------
Total                                                                         716,005
-------------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- IDR (6.5%)
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
 10-01-35                            5.25             1,500,000             1,536,570


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  59

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman New York Municipal Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
INDUSTRIAL-POLLUTION -- IDR (CONT.)
New York State Energy Research & Development Authority
 Revenue Bonds
 Brooklyn Union Gas Project
 Series 1996 (National)
 01-01-21                            5.50%           $4,000,000            $4,003,960
                                                                      ---------------
Total                                                                       5,540,530
-------------------------------------------------------------------------------------

INDUSTRIAL-POLLUTION -- PCR (2.5%)
Onondaga County Industrial Development Agency
 Revenue Bonds
 Bristol-Meyers Squibb Project
 Series 1994 A.M.T.
 03-01-24                            5.75             2,000,000             2,144,200
-------------------------------------------------------------------------------------

LEASE (2.7%)
New York Local Govt Assistance
 Refunding Revenue Bonds
 Sr Lien
 Series 2007A
 04-01-19                            5.00             2,000,000             2,292,260
-------------------------------------------------------------------------------------

MISCELLANEOUS REVENUE (7.4%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
 04-01-23                            5.00             1,000,000             1,182,240
Metropolitan Transportation Authority
 Refunding Revenue Bond
 Series 2002A
 01-01-29                            5.13             2,950,000             3,027,762
New York State Dormitory Authority
 Revenue Bonds
 School Districts Financing Program
 Series 2009C
 10-01-36                            5.13             1,000,000             1,057,330
Trust for Cultural Resources
 Revenue Bonds
 Museum Modern Art
 Series 2001D (AMBAC)
 07-01-31                            5.13             1,000,000             1,029,820
                                                                      ---------------
Total                                                                       6,297,152
-------------------------------------------------------------------------------------

PORT DISTRICT (3.2%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 93rd
 Series 1994
 06-01-94                            6.13             2,250,000             2,712,353
-------------------------------------------------------------------------------------

SALES OR USE TAX (2.2%)
Nassau County Interim Finance Authority
 Revenue Bonds
 Secured Sales Tax
 Series 2009A
 11-15-24                            5.00               250,000               287,530
New York City Transitional Finance Authority
 Unrefunded Revenue Bonds
 Secured Future Tax
 Series 2001B
 05-01-30                            5.00             1,500,000             1,550,505
                                                                      ---------------
Total                                                                       1,838,035
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (12.1%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2009B
 11-15-34                            5.00             2,000,000             2,110,479
New York City Transitional Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2009S-3
 01-15-22                            5.00             1,000,000             1,133,160
New York City Transitional Finance Authority
 Subordinated Revenue Bonds
 Secured Future Tax
 Series 2007B
 11-01-26                            5.00             1,035,000             1,141,978
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2009A
 03-15-28                            5.00             1,545,000             1,709,234
New York State Dormitory Authority
 Revenue Bonds
 Series 2009A
 02-15-34                            5.00             1,400,000             1,507,352
New York State Housing Finance Agency
 Revenue Bonds
 Economic Development & Housing
 Series 2009A
 03-15-39                            5.00             1,000,000             1,073,200
New York State Urban Development
 Revenue Bonds
 State Personal Income Tax
 Series 2009B-1
 03-15-36                            5.00             1,500,000             1,612,245
                                                                      ---------------
Total                                                                      10,287,648
-------------------------------------------------------------------------------------

SPECIAL DISTRICT -- TAX INCREMENT (2.6%)
New York State Urban Development
 Prerefunded Revenue Bonds
 Personal Income Tax State Facilities
 Series 2002A
 03-15-32                            5.25             2,000,000             2,216,840
-------------------------------------------------------------------------------------

TOLL ROAD (7.0%)
New York State Thruway Authority
 Revenue Bonds
 Series 2005A (National)
 04-01-25                            5.00               500,000               534,870
New York State Thruway Authority
 Revenue Bonds
 Series 2005F (AMBAC)
 01-01-25                            5.00             2,600,000             2,762,422
Triborough Bridge & Tunnel Authority
 Prerefunded Revenue Bonds
 General Purpose
 Series 1999B
 01-01-30                            5.50             1,800,000             2,269,026
Triborough Bridge & Tunnel Authority Unfunded Revenue Bonds
 General Purpose
 Series 2001A
 01-01-32                            5.00               380,000               388,497
                                                                      ---------------
Total                                                                       5,954,815
-------------------------------------------------------------------------------------

WATER & SEWER (9.2%)
New York City Municipal Water Finance Authority
 Prerefunded Revenue Bonds
 Series 2000
 06-15-33                            5.50             4,000,000             4,186,360
New York City Municipal Water Finance Authority
 Refunding Revenue Bonds
 Series 2006C
 06-15-33                            4.75             1,440,000             1,496,045
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008CC
 06-15-34                            5.00             2,000,000             2,144,220
                                                                      ---------------
Total                                                                       7,826,625
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $77,565,099)                                                       $83,313,331
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,d)                         YIELD            MATURITY               VALUE(a)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
 08-01-34                            0.28%             $600,000              $600,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $600,000)                                                             $600,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                   259,378                $259,378
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $259,378)                                                             $259,378
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $78,424,477)(e)                                                    $84,172,709
=====================================================================================






--------------------------------------------------------------------------------
60  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman New York Municipal Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA    --   ACA Financial Guaranty Corporation
     AMBAC  --   Ambac Assurance Corporation
     BHAC   --   Berkshire Hathaway Assurance Corporation
     BIG    --   Bond Investors Guarantee
     BNY    --   Bank of New York
     CGIC   --   Capital Guaranty Insurance Company
     CIFG   --   IXIS Financial Guaranty
     FGIC   --   Financial Guaranty Insurance Company
     FHA    --   Federal Housing Authority
     FHLMC  --   Federal Home Loan Mortgage Corporation
     FNMA   --   Federal National Mortgage Association
     FSA    --   Financial Security Assurance
     GNMA   --   Government National Mortgage Association
     MBIA   --   MBIA Insurance Corporation
     TCRS   --   Transferable Custodial Receipts
     XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax -- At Sept. 30, 2009, the value
                    of securities subject to alternative minimum tax
                    represented 6.2% of net assets.
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(e) At Sept. 30, 2009, the cost of securities for federal income tax purposes was $78,423,568 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $5,774,749
     Unrealized depreciation                                                        (25,608)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $5,749,141
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  61

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman New York Municipal Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Sept. 30, 2009:

                                                                 FAIR VALUE AT SEPT. 30, 2009
                                                --------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------------
Bonds
  Municipal Bonds                                        $--        $83,313,331         $--        $83,313,331
--------------------------------------------------------------------------------------------------------------
Total Bonds                                               --         83,313,331          --         83,313,331
--------------------------------------------------------------------------------------------------------------
Other
  Municipal Notes                                         --            600,000          --            600,000
  Money Market Fund(a)                               259,378                 --          --            259,378
--------------------------------------------------------------------------------------------------------------
Total Other                                          259,378                 --          --            859,378
--------------------------------------------------------------------------------------------------------------
Total                                               $259,378        $83,913,331         $--        $84,172,709
--------------------------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.





--------------------------------------------------------------------------------
62  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------
Seligman New York Municipal Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  63

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------

                                                                                     SELIGMAN     SELIGMAN
                                                                        SELIGMAN   CALIFORNIA   CALIFORNIA
                                                                        NATIONAL    MUNICIPAL    MUNICIPAL
                                                                       MUNICIPAL   HIGH-YIELD      QUALITY
SEPT. 30, 2009                                                              FUND         FUND         FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $654,963,803,
    $33,955,395 and $41,005,127)                                    $694,606,403  $35,488,855  $43,302,241
  Money market fund (identified cost $16,099, $106,546 and
    $58,663)                                                              16,099      106,546       58,663
----------------------------------------------------------------------------------------------------------

Total investments in securities (identified cost
  $654,979,902, $34,061,941 and $41,063,790)                         694,622,502   35,595,401   43,360,904
Cash                                                                          87           --           --
Capital shares receivable                                                515,010        2,911       50,048
Accrued interest receivable                                            9,416,700      487,814      699,699
Receivable for investment securities sold                              3,474,662    2,475,009      607,766
----------------------------------------------------------------------------------------------------------

Total assets                                                         708,028,961   38,561,135   44,718,417
----------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                        435,668       21,130       20,452
Capital shares payable                                                 1,079,906           --        1,040
Payable for investment securities purchased                                   --      423,134           --
Payable for securities purchased on a forward-commitment
  basis                                                                3,046,670      726,608      762,820
Accrued investment management services fees                                7,877          418          491
Accrued distribution fees                                                157,438       15,259       18,037
Accrued transfer agency fees                                             570,735       28,323       33,851
Accrued administrative services fees                                       1,317           71           84
Other accrued expenses                                                   316,861       41,373       47,625
----------------------------------------------------------------------------------------------------------

Total liabilities                                                      5,616,472    1,256,316      884,400
----------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding shares                         $702,412,489  $37,304,819  $43,834,017
----------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest/capital stock -- $.001 par
  value                                                             $     86,526  $     5,573  $     6,551
Additional paid-in capital                                           652,694,106   35,198,432   40,917,237
Undistributed net investment income                                      601,989      119,365      316,665
Accumulated net realized gain (loss)                                   9,387,268      447,989      296,450
Unrealized appreciation (depreciation) on investments                 39,642,600    1,533,460    2,297,114
----------------------------------------------------------------------------------------------------------

Total -- representing net assets applicable to outstanding
  shares                                                            $702,412,489  $37,304,819  $43,834,017
----------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:        Class A         $665,767,573  $31,142,713  $40,319,393
                                                    Class C         $ 36,644,916  $ 6,162,106  $ 3,514,624
Outstanding shares of beneficial interest/capital
  stock:                                            Class A shares    82,031,969    4,653,633    6,023,523
                                                    Class C shares     4,493,860      919,720      527,353
Net asset value per share:                          Class A(1)      $       8.12  $      6.69  $      6.69
                                                    Class C         $       8.15  $      6.70  $      6.66
----------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman National Municipal Fund, Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund is $8.52, $7.02 and $7.02, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
64  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                                      SELIGMAN     SELIGMAN
                                                                     MINNESOTA     NEW YORK
                                                                     MUNICIPAL    MUNICIPAL
SEPT. 30, 2009                                                            FUND         FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $67,506,387 and
    $78,165,099)                                                   $71,609,222  $83,913,331
  Money market fund (identified cost $113,765 and $259,378)            113,765      259,378
-------------------------------------------------------------------------------------------
Total investments in securities (identified cost $67,620,152 and
  $78,424,477)                                                      71,722,987   84,172,709
Capital shares receivable                                               23,599      125,489
Accrued interest receivable                                          1,005,035    1,050,350
Receivable for investment securities sold                            1,534,860       45,000
-------------------------------------------------------------------------------------------
Total assets                                                        74,286,481   85,393,548
-------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       35,829       45,825
Capital shares payable                                                  68,605       64,186
Payable for investment securities purchased                          1,392,900           --
Accrued investment management services fees                                816          954
Accrued distribution fees                                               30,182       35,205
Accrued transfer agency fees                                            56,310       66,126
Accrued administrative services fees                                       139          163
Other accrued expenses                                                  47,243       41,075
-------------------------------------------------------------------------------------------
Total liabilities                                                    1,632,024      253,534
-------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $72,654,457  $85,140,014
-------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest/capital stock -- $.001 par value     $     9,326  $    10,226
Additional paid-in capital                                          67,804,440   78,417,819
Undistributed net investment income                                    100,560      217,169
Accumulated net realized gain (loss)                                   637,296      746,568
Unrealized appreciation (depreciation) on investments                4,102,835    5,748,232
-------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $72,654,457  $85,140,014
-------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:        Class A         $71,247,393  $76,943,770
                                                    Class C         $ 1,407,064  $ 8,196,244
Outstanding shares of beneficial interest/capital
  stock:                                            Class A shares    9,145,572    9,243,243
                                                    Class C shares      180,200      982,659
Net asset value per share:                          Class A(1)      $      7.79  $      8.32
                                                    Class C         $      7.81  $      8.34
--------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund is $8.18 and $8.73, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  65

STATEMENTS OF OPERATIONS -------------------------------------------------------

                                                                                  SELIGMAN    SELIGMAN
                                                                      SELIGMAN  CALIFORNIA  CALIFORNIA
                                                                      NATIONAL   MUNICIPAL   MUNICIPAL
                                                                     MUNICIPAL  HIGH-YIELD     QUALITY
YEAR ENDED SEPT. 30, 2009                                                 FUND        FUND        FUND
INVESTMENT INCOME
Income:
Interest                                                           $ 8,271,791  $1,817,374  $1,940,254
Income distributions from money market fund                                 --          78          78
------------------------------------------------------------------------------------------------------
Total Income                                                         8,271,791   1,817,452   1,940,332
------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,147,080     164,150     192,624
Distribution fees
  Class A                                                              461,232      42,842      54,798
  Class C                                                              105,746      54,350      34,584
Transfer agency fees
  Class A                                                              473,406      91,023     112,717
  Class C                                                               16,922      16,867      10,428
Administrative services fees                                            42,999       7,436       8,837
Compensation of board members                                            7,480       1,000       1,177
Custodian fees                                                         151,059      19,404      22,462
Printing and postage                                                   178,879      13,280      15,252
Registration fees                                                       35,172      37,147      36,885
Professional fees                                                        8,078      37,722      35,984
Other                                                                    6,524       6,484       8,244
------------------------------------------------------------------------------------------------------
Total expenses                                                       2,634,577     491,705     533,992
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (325,186)    (82,104)    (59,171)
------------------------------------------------------------------------------------------------------
Total net expenses                                                   2,309,391     409,601     474,821
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      5,962,400   1,407,851   1,465,511
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                   13,905,752     453,487     445,315
Net change in unrealized appreciation (depreciation) on
  investments                                                       31,081,735   2,360,069   3,370,334
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      44,987,487   2,813,556   3,815,649
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $50,949,887  $4,221,407  $5,281,160
------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
66  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                     SELIGMAN    SELIGMAN
                                                                    MINNESOTA    NEW YORK
                                                                    MUNICIPAL   MUNICIPAL
YEAR ENDED SEPT. 30, 2009                                                FUND        FUND
INVESTMENT INCOME
Income:
Interest                                                           $2,800,335  $3,467,388
Income distributions from money market fund                               152         191
-----------------------------------------------------------------------------------------
Total income                                                        2,800,487   3,467,579
-----------------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   324,501     352,211
Distribution fees
  Class A                                                              99,128      99,753
  Class C                                                               9,092      67,646
Transfer agency fees
  Class A                                                             213,953     201,617
  Class C                                                               2,747      20,070
Administrative services fees                                           14,896      17,197
Compensation of board members                                           1,974       2,188
Custodian fees                                                         33,091      34,090
Printing and postage                                                    9,020      13,957
Registration fees                                                      43,095      36,609
Professional fees                                                      34,901      35,026
Other                                                                   7,205      10,455
-----------------------------------------------------------------------------------------
Total expenses                                                        793,603     890,819
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (61,106)    (56,769)
-----------------------------------------------------------------------------------------
Total net expenses                                                    732,497     834,050
-----------------------------------------------------------------------------------------
Investment income (loss) -- net                                     2,067,990   2,633,529
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                     598,926     730,889
Net change in unrealized appreciation (depreciation) on
  investments                                                       4,558,427   5,945,470
-----------------------------------------------------------------------------------------
Net gain (loss) on investments                                      5,157,353   6,676,359
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $7,225,343  $9,309,888
-----------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  67

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------

                                                                                                    SELIGMAN CALIFORNIA
                                                                            SELIGMAN NATIONAL      MUNICIPAL HIGH-YIELD
                                                                               MUNICIPAL FUND                      FUND
YEAR ENDED SEPT. 30,                                                        2009         2008         2009         2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   5,962,400  $ 2,276,472  $ 1,407,851  $ 1,384,899
Net realized gain (loss) on investments                               13,905,752       10,099      453,487      (21,722)
Net change in unrealized appreciation (depreciation) on
  investments                                                         31,081,735   (3,631,708)   2,360,069   (2,057,347)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       50,949,887   (1,345,137)   4,221,407     (694,170)
-----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (8,615,539)  (2,117,877)  (1,201,634)  (1,196,136)
    Class C                                                             (317,681)     (52,895)    (174,139)    (112,958)
    Class D*                                                                 N/A      (18,396)         N/A      (56,269)
  Net realized gain
    Class A                                                                   --           --           --      (61,428)
    Class C                                                                   --           --           --       (4,879)
    Class D*                                                                 N/A           --          N/A       (5,958)
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (8,933,220)  (2,189,168)  (1,375,773)  (1,437,628)
-----------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      45,075,085    8,841,148    2,870,854    6,983,035
  Class C shares                                                       4,697,103      634,498    1,027,098      787,185
  Class D shares*                                                            N/A      158,301          N/A       62,248
Fund mergers
  Class A shares                                                     632,443,068          N/A          N/A          N/A
  Class C shares                                                      30,091,669          N/A          N/A          N/A
Reinvestment of distributions at net asset value
  Class A shares                                                       5,176,170    1,271,880      813,149      793,065
  Class C shares                                                         194,986       32,239      136,630       80,849
  Class D shares*                                                            N/A       13,445          N/A       27,865
Conversions from Class D to Class C
  Class C shares                                                             N/A      990,454          N/A    2,681,736
  Class D shares*                                                            N/A     (990,454)         N/A   (2,681,736)
Payments for redemptions
  Class A shares                                                    (114,383,759)  (8,272,011)  (5,803,643)  (3,735,594)
  Class C shares                                                      (2,525,320)  (1,065,197)    (859,822)    (118,189)
  Class D shares*                                                            N/A     (241,178)         N/A     (172,739)
Redemption fees (Note 5)                                                 996,789          N/A          N/A          N/A
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            601,765,791    1,373,125   (1,815,734)   4,707,725
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              643,782,458   (2,161,180)   1,029,900    2,575,927
Net assets at beginning of year                                       58,630,031   60,791,211   36,274,919   33,698,992
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 702,412,489  $58,630,031  $37,304,819  $36,274,919
-----------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                $     601,989  $   237,109  $   119,365  $    94,589
-----------------------------------------------------------------------------------------------------------------------



*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
68  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                                        SELIGMAN CALIFORNIA        SELIGMAN MINNESOTA
                                                                     MUNICIPAL QUALITY FUND            MUNICIPAL FUND
YEAR ENDED SEPT. 30,                                                      2009         2008         2009         2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $ 1,465,511  $ 1,532,414  $ 2,067,990  $ 2,536,132
Net realized gain (loss) on investments                                445,315      131,082      598,926       78,101
Net change in unrealized appreciation (depreciation) on
  investments                                                        3,370,334   (2,531,624)   4,558,427   (2,510,397)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      5,281,160     (868,128)   7,225,343      103,836
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (1,288,969)  (1,408,168)  (2,239,614)  (2,431,239)
    Class C                                                            (91,117)     (54,560)     (21,873)      (7,422)
    Class D*                                                               N/A      (20,614)         N/A       (5,645)
  Net realized gain
    Class A                                                           (136,084)    (296,071)     (78,863)    (354,523)
    Class C                                                            (14,299)     (12,743)        (676)        (632)
    Class D*                                                               N/A       (6,610)         N/A       (1,652)
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (1,530,469)  (1,798,766)  (2,341,026)  (2,801,113)
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    10,660,189    4,107,709    8,249,458    1,792,495
  Class C shares                                                     2,104,035      442,413      961,391      109,000
  Class D shares*                                                          N/A    1,243,747          N/A           --
Reinvestment of distributions at net asset value
  Class A shares                                                       959,148    1,067,477    1,579,523    1,931,345
  Class C shares                                                        60,280       56,045       14,841        5,426
  Class D shares*                                                          N/A       18,499          N/A        5,423
Conversions from Class D to Class C
  Class C shares                                                           N/A    1,932,862          N/A      333,095
  Class D shares*                                                          N/A   (1,932,862)         N/A     (333,095)
Payments for redemptions
  Class A shares                                                    (8,857,523)  (6,174,732)  (8,255,188)  (6,991,935)
  Class C shares                                                    (1,837,796)    (943,067)    (187,030)     (15,868)
  Class D shares*                                                          N/A     (139,565)         N/A           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            3,088,333     (321,474)   2,362,995   (3,164,114)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              6,839,024   (2,988,368)   7,247,312   (5,861,391)
Net assets at beginning of year                                     36,994,993   39,983,361   65,407,145   71,268,536
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $43,834,017  $36,994,993  $72,654,457  $65,407,145
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                $   316,665  $   237,015  $   100,560  $   333,756
---------------------------------------------------------------------------------------------------------------------



*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  69

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                                                           SELIGMAN NEW YORK
                                                                              MUNICIPAL FUND
YEAR ENDED SEPT. 30,                                                       2009         2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  2,633,529  $ 2,628,462
Net realized gain (loss) on investments                                 730,889          387
Net change in unrealized appreciation (depreciation) on
  investments                                                         5,945,470   (3,365,375)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       9,309,888     (736,526)
--------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                          (2,427,660)  (2,368,951)
    Class C                                                            (182,412)    (150,611)
    Class D*                                                                N/A      (43,124)
  Net realized gain
    Class A                                                                  --     (282,803)
    Class C                                                                  --      (19,812)
    Class D*                                                                N/A       (9,243)
--------------------------------------------------------------------------------------------
Total distributions                                                  (2,610,072)  (2,874,544)
--------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     22,642,685    3,513,126
  Class C shares                                                      3,368,290      619,578
  Class D shares*                                                           N/A      435,756
Reinvestment of distributions at net asset value
  Class A shares                                                      1,747,802    1,810,054
  Class C shares                                                         91,806       84,590
  Class D shares*                                                           N/A       42,676
Conversions from Class D to Class C
  Class C shares                                                            N/A    2,328,264
  Class D shares*                                                           N/A   (2,328,264)
Payments for redemptions
  Class A shares                                                    (11,468,114)  (4,832,253)
  Class C shares                                                       (831,554)  (1,885,638)
  Class D shares*                                                           N/A     (130,381)
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            15,550,915     (342,492)
--------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              22,250,731   (3,953,562)
Net assets at beginning of year                                      62,889,283   66,842,845
--------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 85,140,014  $62,889,283
--------------------------------------------------------------------------------------------
Undistributed net investment income                                $    217,169  $   209,391
--------------------------------------------------------------------------------------------



*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
70  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.
Seligman National Municipal Fund

                                                                   YEAR ENDED SEPT. 30,
CLASS A                                            ---------------------------------------------------
PER SHARE DATA                                      2009        2008        2007       2006       2005
Net asset value, beginning of period                $7.31       $7.74      $7.81      $7.88      $7.97
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20         .29        .33        .35        .34
Net gains (losses) (both realized and
 unrealized)                                          .86        (.44)      (.08)      (.07)      (.09)
------------------------------------------------------------------------------------------------------
Total from investment operations                     1.06        (.15)       .25        .28        .25
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)       (.28)      (.32)      (.35)      (.34)
------------------------------------------------------------------------------------------------------
Redemption fees (Note 5 to Financial
 Statements)                                          .03(a)       --         --         --         --
------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.12       $7.31      $7.74      $7.81      $7.88
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       15.19%      (2.07%)     3.21%      3.58%      3.18%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                               1.09%        .95%       .90%       .92%       .94%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                             .95%        .95%       .90%       .92%       .94%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.57%       3.77%      4.19%      4.46%      4.29%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $666         $56        $58        $66        $68
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              107%         16%        29%        --%         5%
------------------------------------------------------------------------------------------------------



                                                                   YEAR ENDED SEPT. 30,
CLASS C                                            ---------------------------------------------------
PER SHARE DATA                                      2009        2008        2007       2006       2005
Net asset value, beginning of period                $7.31       $7.75      $7.81      $7.88      $7.97
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .14         .22        .26        .28        .27
Net gains (losses) (both realized and
 unrealized)                                          .92        (.45)      (.07)      (.07)      (.09)
------------------------------------------------------------------------------------------------------
Total from investment operations                     1.06        (.23)       .19        .21        .18
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)       (.21)      (.25)      (.28)      (.27)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.15       $7.31      $7.75      $7.81      $7.88
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       14.62%      (3.07%)     2.42%      2.66%      2.25%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                               1.86%       1.85%      1.80%      1.82%      1.84%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                            1.71%       1.85%      1.80%      1.82%      1.84%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.81%       2.87%      3.29%      3.56%      3.39%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $37          $2         $2         $2         $3
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              107%         16%        29%        --%         5%
------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Per share amount is calculated based on average shares outstanding during the period.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  71

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman California Municipal High-Yield Fund

                                                                   YEAR ENDED SEPT. 30,
CLASS A                                            ---------------------------------------------------
PER SHARE DATA                                      2009        2008        2007       2006       2005
Net asset value, beginning of period                $6.18       $6.55      $6.60      $6.62      $6.65
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26         .27        .28        .28        .26
Net gains (losses) (both realized and
 unrealized)                                          .51        (.36)      (.06)      (.02)       .04
------------------------------------------------------------------------------------------------------
Total from investment operations                      .77        (.09)       .22        .26        .30
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)       (.27)      (.27)      (.28)      (.26)
Distributions from realized gains                      --        (.01)        --         --       (.07)
------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)       (.28)      (.27)      (.28)      (.33)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.69       $6.18      $6.55      $6.60      $6.62
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.73%      (1.51%)     3.35%      3.99%      4.63%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.27%       1.02%       .95%      1.00%      1.02%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.04%        .92%       .85%       .90%       .92%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.16%       4.14%      4.25%      4.26%      3.97%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $31         $31        $29        $30        $31
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               63%          4%         8%        --%         1%
------------------------------------------------------------------------------------------------------



                                                                   YEAR ENDED SEPT. 30,
CLASS C                                            ---------------------------------------------------
PER SHARE DATA                                      2009        2008        2007       2006       2005
Net asset value, beginning of period                $6.18       $6.56      $6.61      $6.63      $6.66
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20         .21        .22        .22        .20
Net gains (losses) (both realized and
 unrealized)                                          .53        (.37)      (.06)      (.02)       .04
------------------------------------------------------------------------------------------------------
Total from investment operations                      .73        (.16)       .16        .20        .24
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)       (.21)      (.21)      (.22)      (.20)
Distributions from realized gains                      --        (.01)        --         --       (.07)
------------------------------------------------------------------------------------------------------
Total distributions                                  (.21)       (.22)      (.21)      (.22)      (.27)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.70       $6.18      $6.56      $6.61      $6.63
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.94%      (2.54%)     2.42%      3.06%      3.69%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               2.13%       1.92%      1.85%      1.90%      1.92%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.89%       1.82%      1.75%      1.80%      1.82%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.30%       3.24%      3.35%      3.35%      3.07%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $6          $5         $2         $3         $2
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               63%          4%         8%        --%         1%
------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
72  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman California Municipal Quality Fund

                                                                   YEAR ENDED SEPT. 30,
CLASS A                                            ---------------------------------------------------
PER SHARE DATA                                      2009        2008        2007       2006       2005
Net asset value, beginning of period                $6.13       $6.57      $6.69      $6.79      $6.89
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23         .26        .28        .28        .28
Net gains (losses) (both realized and
 unrealized)                                          .58        (.40)      (.12)      (.07)      (.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                      .81        (.14)       .16        .21        .26
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)       (.25)      (.27)      (.28)      (.27)
Distributions from realized gains                    (.02)       (.05)      (.01)      (.03)      (.09)
------------------------------------------------------------------------------------------------------
Total distributions                                  (.25)       (.30)      (.28)      (.31)      (.36)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.69       $6.13      $6.57      $6.69      $6.79
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       13.42%      (2.26%)     2.51%      3.14%      3.90%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.24%        .99%       .92%       .94%       .94%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.09%        .99%       .92%       .94%       .94%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.67%       3.97%      4.17%      4.19%      4.04%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $40         $34        $38        $42        $47
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               46%         13%         5%        --%        --%
------------------------------------------------------------------------------------------------------



                                                                   YEAR ENDED SEPT. 30,
CLASS C                                            ---------------------------------------------------
PER SHARE DATA                                      2009        2008        2007       2006       2005
Net asset value, beginning of period                $6.10       $6.54      $6.66      $6.76      $6.87
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .17         .20        .22        .22        .21
Net gains (losses) (both realized and
 unrealized)                                          .58        (.40)      (.12)      (.07)      (.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                      .75        (.20)       .10        .15        .19
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.17)       (.19)      (.21)      (.22)      (.21)
Distributions from realized gains                    (.02)       (.05)      (.01)      (.03)      (.09)
------------------------------------------------------------------------------------------------------
Total distributions                                  (.19)       (.24)      (.22)      (.25)      (.30)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.66       $6.10      $6.54      $6.66      $6.76
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.52%      (3.15%)     1.60%      2.23%      2.84%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               2.10%       1.89%      1.82%      1.84%      1.84%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.96%       1.89%      1.82%      1.84%      1.84%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.80%       3.07%      3.27%      3.29%      3.13%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $4          $3         $2         $2         $3
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               46%         13%         5%        --%        --%
------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  73

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Seligman Minnesota Municipal Fund

                                                                  YEAR ENDED SEPT. 30,
CLASS A                                            --------------------------------------------------
PER SHARE DATA                                      2009        2008       2007       2006       2005
Net asset value, beginning of period                $7.26      $7.55      $7.67      $7.75      $7.83
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23        .27        .30        .31        .31
Net gains (losses) (both realized and
 unrealized)                                          .56       (.26)      (.11)      (.08)      (.09)
-----------------------------------------------------------------------------------------------------
Total from investment operations                      .79        .01        .19        .23        .22
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)      (.26)      (.30)      (.30)      (.30)
Distributions from realized gains                    (.01)      (.04)      (.01)      (.01)        --
-----------------------------------------------------------------------------------------------------
Total distributions                                  (.26)      (.30)      (.31)      (.31)      (.30)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.79      $7.26      $7.55      $7.67      $7.75
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       11.04%       .07%      2.52%      3.04%      2.90%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.14%       .91%       .88%       .89%       .92%
-----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.06%       .91%       .88%       .89%       .92%
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.02%      3.62%      4.01%      4.04%      3.96%
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $71        $65        $71        $78        $85
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%        16%         4%        11%         8%
-----------------------------------------------------------------------------------------------------



                                                                  YEAR ENDED SEPT. 30,
CLASS C                                            --------------------------------------------------
PER SHARE DATA                                      2009        2008       2007       2006       2005
Net asset value, beginning of period                $7.27      $7.56      $7.68      $7.75      $7.83
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16        .20        .24        .24        .24
Net gains (losses) (both realized and
 unrealized)                                          .58       (.26)      (.12)      (.07)      (.09)
-----------------------------------------------------------------------------------------------------
Total from investment operations                      .74       (.06)       .12        .17        .15
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)      (.19)      (.23)      (.23)      (.23)
Distributions from realized gains                    (.01)      (.04)      (.01)      (.01)        --
-----------------------------------------------------------------------------------------------------
Total distributions                                  (.20)      (.23)      (.24)      (.24)      (.23)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.81      $7.27      $7.56      $7.68      $7.75
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       10.22%      (.83%)     1.59%      2.16%      1.95%
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.98%      1.81%      1.78%      1.79%      1.82%
-----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.86%      1.81%      1.78%      1.79%      1.82%
-----------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.19%      2.72%      3.11%      3.14%      3.06%
-----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1         $1        $--        $--        $--
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%        16%         4%        11%         8%
-----------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
74  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman New York Municipal Fund

                                                                   YEAR ENDED SEPT. 30,
CLASS A                                            ---------------------------------------------------
PER SHARE DATA                                      2009        2008        2007       2006       2005
Net asset value, beginning of period                $7.63       $8.07      $8.19      $8.26      $8.27
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .28         .32        .34        .35        .33
Net gains (losses) (both realized and
 unrealized)                                          .70        (.40)      (.12)      (.06)      (.01)
------------------------------------------------------------------------------------------------------
Total from investment operations                      .98        (.08)       .22        .29        .32
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)       (.32)      (.34)      (.34)      (.33)
Distributions from realized gains                      --        (.04)      (.00)(a)   (.02)      (.00)(a)
------------------------------------------------------------------------------------------------------
Total distributions                                  (.29)       (.36)      (.34)      (.36)      (.33)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.32       $7.63      $8.07      $8.19      $8.26
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       13.02%      (1.19%)     2.76%      3.61%      3.96%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                               1.11%        .89%       .85%       .88%       .90%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                            1.04%        .89%       .85%       .88%       .90%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.60%       4.04%      4.22%      4.25%      4.03%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $77         $58        $61        $64        $70
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          0%        16%        --%        10%
------------------------------------------------------------------------------------------------------



                                                                   YEAR ENDED SEPT. 30,
CLASS C                                            ---------------------------------------------------
PER SHARE DATA                                      2009        2008        2007       2006       2005
Net asset value, beginning of period                $7.64       $8.08      $8.20      $8.27      $8.29
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22         .25        .27        .27        .26
Net gains (losses) (both realized and
 unrealized)                                          .70        (.41)      (.13)      (.05)      (.02)
------------------------------------------------------------------------------------------------------
Total from investment operations                      .92        (.16)       .14        .22        .24
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)       (.24)      (.26)      (.27)      (.26)
Distributions from realized gains                      --        (.04)      (.00)(a)   (.02)      (.00)(a)
------------------------------------------------------------------------------------------------------
Total distributions                                  (.22)       (.28)      (.26)      (.29)      (.26)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.34       $7.64      $8.08      $8.20      $8.27
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       12.19%      (2.07%)     1.83%      2.68%      2.91%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(B)
Gross expenses prior to expense
 waiver/reimbursement                               1.96%       1.79%      1.75%      1.78%      1.80%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                            1.88%       1.79%      1.75%      1.78%      1.80%
------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.73%       3.14%      3.32%      3.35%      3.13%
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $8          $5         $4         $5         $5
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          0%        16%        --%        10%
------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) A capital gain of $0.003 and $0.002 was paid for the years ended Sept. 30, 2007 and 2005, respectively.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Seligman Municipal Series Trust is currently composed of individual state tax-exempt funds, including Seligman California Municipal High-Yield Fund (California High-Yield) and Seligman California Municipal Quality Fund (California Quality). Seligman Municipal Fund Series, Inc. is currently composed of tax-exempt funds, including Seligman National Municipal Fund (National), Seligman Minnesota Municipal Fund (Minnesota), and Seligman New York Municipal Fund (New York). Each Fund in Seligman Municipal Series Trust has unlimited shares of beneficial interest. Each Fund in Seligman Municipal Fund Series, Inc. has 100 million authorized shares of capital stock.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except National) regular personal income taxes in its respective state. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

Each Fund offers Class A and Class C shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

-  Class C shares may be subject to a contingent deferred sales charge (CDSC).

Effective May 16, 2008, Class D shares converted to Class C shares and as of that date the Funds no longer offer Class D shares.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by each Fund's Board of Directors/Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.


--------------------------------------------------------------------------------
76  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. Each Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Sept. 30, 2009, outstanding when-issued securities were as follows:

FUND                                                                           AMOUNT
---------------------------------------------------------------------------------------
National                                                                     $3,046,670
California High-Yield                                                           726,608
California Quality                                                              762,820


GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
On Nov. 7, 2008, RiverSource Investments, LLC (RiverSource Investments) announced the closing of its acquisition (the Acquisition) of J. & W. Seligman & Co. Incorporated (JWS). With the Acquisition completed and the shareholders of the Funds having previously approved (at a Special meeting held in November
2008) new Investment Management Services Agreements between RiverSource Investments and the Funds, RiverSource Investments became the new Investment Manager of the Funds effective Nov. 7, 2008.

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. Effective June 15, 2009 for California High-Yield, California Quality, Minnesota and New York and Aug. 31, 2009 for National, the management fee is equal to a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% as each Fund's net assets increase. Prior to June 15, 2009 for California High-Yield, California Quality, Minnesota and New York and Aug. 31, 2009 for National, the Investment Manager received an annual fee equal to 0.50% of

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


each Fund's average daily net assets. The management fee for the year ended Sept. 30, 2009 was the following percentage of each Fund's average daily net assets:

FUND                                                                          PERCENTAGE
----------------------------------------------------------------------------------------
National                                                                         0.49%
California High-Yield                                                            0.47
California Quality                                                               0.47
Minnesota                                                                        0.47
New York                                                                         0.47


The reduction in the investment management services fee schedule on June 15, 2009 for California High-Yield, California Quality, Minnesota and New York and Aug. 31, 2009 for National is related to the elimination of the administrative portion of the management fee that is now being charged separately to each Fund through the Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments. See Administrative services fees below for more information.

For the year ended Sept. 30, 2009, RiverSource Investments and JWS received the following management fees:

                                                                        RIVERSOURCE
FUND                                                                    INVESTMENTS    JWS
--------------------------------------------------------------------------------------------
National                                                                 $1,117,903  $29,177
California High-Yield                                                       150,270   13,880
California Quality                                                          173,967   18,657
Minnesota                                                                   292,031   32,470
New York                                                                    321,074   31,137


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective June 15, 2009 for California High-Yield, California Quality, Minnesota and New York and Aug. 31, 2009 for National, each Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% as each Fund's net assets increase. The fee for the year ended Sept. 30, 2009 was 0.02% of each Fund's average daily net assets.

Prior to June 15, 2009 for California High-Yield, California Quality, Minnesota and New York and Aug. 31, 2009 for National, Ameriprise Financial administered certain aspects of each Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on June 15, 2009 for California High-Yield, California Quality, Minnesota and New York and Aug. 31, 2009 for National, are offset by corresponding decreases in the investment management fees charged to each Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as each Fund's prior administrative agent. Prior to Nov. 7, 2008, administrative services were provided to each Fund by JWS as part of the former management agreement with each Fund.

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the period from Nov. 7, 2008 through Sept. 30, 2009, other expenses paid to this company were as follows:

FUND                                                                           AMOUNT
-------------------------------------------------------------------------------------
National                                                                       $1,086
California High-Yield                                                             228
California Quality                                                                259
Minnesota                                                                         437
New York                                                                          436


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of each Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other funds in the RiverSource Family of Funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
78  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A and Class C shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

Prior to June 15, 2009, Seligman Data Corp. (SDC) owned by six associated investment companies, provided shareholder servicing and transfer agency services to each Fund, as well as certain other Seligman funds. In January 2009, the Board approved each Fund's termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RiverSource Service Corporation to provide shareholder servicing and transfer agency services. As a result of the Board's termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC's sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from Oct. 1, 2008 through June 15, 2009, SDC charged each Fund for shareholder account and transfer agent services in accordance with a methodology approved by each Fund's Board. Costs of SDC directly attributable to the classes of each Fund were charged to those classes in proportion to their relative net asset values. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts. These charges to each Fund were as follows:

FUND                                                                           AMOUNT
--------------------------------------------------------------------------------------
National                                                                      $244,333
California High-Yield                                                           53,333
California Quality                                                              55,533
Minnesota                                                                      105,959
New York                                                                       100,280


In connection with the termination of each Fund's relationship with SDC, each Fund incurred certain non-recurring charges including charges relating to the remaining periods of SDC's leases (the Non-Recurring Charges). These Non-Recurring Charges were incurred over a period from Jan. 28, 2009 to June 12, 2009. The amount of Non-Recurring Charges and the percentage of each Fund's average daily net assets for the year ended Sept. 30, 2009 were as follows:

FUND                                                                     AMOUNT   PERCENTAGE
--------------------------------------------------------------------------------------------
National                                                                $205,185     0.09%
California High-Yield                                                     49,247     0.14
California Quality                                                        58,497     0.14
Minnesota                                                                 97,735     0.14
New York                                                                 111,286     0.15


These Non-Recurring Charges are included in transfer agency fees in the Statements of Operations. The Non-Recurring charges are included in the Fund's total expenses and are, therefore, subject to any expense waivers/reimbursements described below.

Each Fund together with certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Sept. 30, 2009, each Fund's total potential future obligation under the Guaranty over the life of the Guaranty is as follows:

FUND                                                                           AMOUNT
---------------------------------------------------------------------------------------
National                                                                     $1,029,645
California High-Yield                                                            51,140
California Quality                                                               61,078
Minnesota                                                                       101,604
New York                                                                        119,358




--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  79

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The liability remaining for Non-Recurring Charges related to the Guaranty is included within accrued transfer agency fees in the Statements of Assets and Liabilities. At Sept. 30, 2009, these amounts are as follows:

FUND                                                                            AMOUNT
---------------------------------------------------------------------------------------
National                                                                      $569,743(*)
California High-Yield                                                            28,282
California Quality                                                               33,803
Minnesota                                                                        56,209
New York                                                                         66,042


* In connection with the fund merger as described in Note 10, National assumed the obligations of the funds which were acquired.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (formerly Seligman Services, Inc.) (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class C shares.

For Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                                                           CLASS C
--------------------------------------------------------------------------------------
National                                                                      $453,000
California High-Yield                                                          217,000
California Quality                                                             251,000
Minnesota                                                                      100,000
New York                                                                       286,000


These amounts are based on the most recent information available as of July 31, 2009, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund's shares for the year ended Sept. 30, 2009 are as follows:

FUND                                                                       CLASS A  CLASS C
-------------------------------------------------------------------------------------------
National                                                                  $219,075   $3,271
California High-Yield                                                       37,312        4
California Quality                                                          60,005       --
Minnesota                                                                   65,551    1,165
New York                                                                   164,785    1,847


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Sept. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that each Fund's net expenses (excluding fees and expenses of acquired funds*), were as follows:

FUND                                                                       CLASS A  CLASS C
-------------------------------------------------------------------------------------------
National                                                                     0.95%    1.71%
California High-Yield                                                        1.04     1.89
California Quality                                                           1.09     1.96
Minnesota                                                                    1.06     1.86
New York                                                                     1.04     1.88


Under an agreement that was effective until June 13, 2009, the Fund's Investment Manager (RiverSource Investments) and predecessor investment manager (JWS), at their discretion, each agreed to waive a portion of its fees to limit the management fee rate of California High-Yield to 0.40% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
80  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


For the period from Oct. 1, 2008 through June 13, 2009, the amount of expenses waived/reimbursed by RiverSource Investments and JWS for California High-Yield was $19,645 for Class A and $3,518 for Class C.

Effective June 13, 2009 the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Nov. 30, 2010 for each Fund, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A........................................................................  0.79%
Class C........................................................................  1.54


For the period from June 13, 2009 through Sept. 30, 2009, the transfer agency fees and other expenses waived/reimbursed at the class level were as follows:

FUND                                                                       CLASS A  CLASS C
-------------------------------------------------------------------------------------------
National                                                                  $163,569   $8,084
California Quality                                                           4,634      399
Minnesota                                                                    6,034      113
New York                                                                     2,378      272


For the period from June 13, 2009 through Sept. 30, 2009, the management fees waived/reimbursed at the Fund level were as follows:

FUND                                                                           AMOUNT
--------------------------------------------------------------------------------------
National                                                                      $153,533
California High-Yield                                                           58,941
California Quality                                                              54,138
Minnesota                                                                       54,959
New York                                                                        54,119


* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

4. SECURITIES TRANSACTIONS

For the year ended Sept. 30, 2009, cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund were as follows:

FUND                                                                  PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
National                                                            $870,878,247* $301,490,294**
California High-Yield                                                 21,419,758    20,816,728
California Quality                                                    22,006,551    17,699,614
Minnesota                                                             23,323,310    18,645,384
New York                                                              51,928,823    37,353,801


Realized gains and losses are determined on an identified cost basis.

* Including $616,152,439 from the funds that were acquired in the fund mergers as described in Note 10. These amounts are excluded for purposes of calculating the Fund's portfolio turnover rate.

** Including $46,764,200 from securities sold to realign the Fund's portfolio immediately following the mergers as described in Note 10. These amounts are excluded for purposes of calculating the Funds portfolio turnover rate.

5. REDEMPTION FEES

Class A shares issued by Seligman National Fund to former stockholders of Seligman Select Municipal Fund in connection with the fund merger (see Note 10) on March 27, 2009 are subject to a redemption fee of 2% if the shares are sold within one year following the acquisition. The redemption fee is retained by Seligman National Fund and is recorded as additional paid-in capital.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  81

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                                                                 NATIONAL         CALIFORNIA HIGH-YIELD
                                                         -----------------------  ---------------------
YEAR ENDED SEPT. 30,                                         2009        2008        2009        2008
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                       6,001,981   1,150,287     470,216  1,077,537
Fund merger                                               82,654,273         N/A         N/A        N/A
Reinvested distributions                                     668,709     165,149     129,987    121,917
Redeemed                                                 (15,015,369) (1,083,873)   (945,232)  (574,417)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                   74,309,594     231,563    (345,029)   625,037
-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                         618,059      82,706     169,001    120,759
Fund merger                                                3,875,447         N/A         N/A        N/A
Reinvested distributions                                      25,017       4,191      19,017     12,445
Converted from Class D*                                          N/A     127,801         N/A    410,679
Redeemed                                                    (323,416)   (139,138)   (141,925)   (18,185)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                    4,195,107      75,560      46,093    525,698
-------------------------------------------------------------------------------------------------------
CLASS D
Sold                                                             N/A      20,354         N/A      9,491
Reinvested distributions                                         N/A       1,738         N/A      4,265
Converted to Class C*                                            N/A    (127,801)        N/A   (410,679)
Redeemed                                                         N/A     (31,202)        N/A    (26,724)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          N/A    (136,911)        N/A   (423,647)
-------------------------------------------------------------------------------------------------------


                                                            CALIFORNIA QUALITY          MINNESOTA
                                                         -----------------------  ---------------------
YEAR ENDED SEPT. 30,                                         2009        2008        2009        2008
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                       1,725,823     636,316   1,106,231    238,625
Reinvested distributions                                     154,467     164,543     212,517    256,814
Redeemed                                                  (1,424,314)   (955,690) (1,109,881)  (937,522)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                      455,976    (154,831)    208,867   (442,083)
-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                         341,722      69,215     449,044     14,411
Reinvested distributions                                       9,837       8,689       1,984        721
Converted from Class D*                                          N/A     298,742         N/A     44,119
Redeemed                                                    (294,718)   (145,984)   (346,032)    (2,093)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                       56,841     230,662     104,996     57,158
-------------------------------------------------------------------------------------------------------
CLASS D
Sold                                                             N/A     192,846         N/A         --
Reinvested distributions                                         N/A       2,861         N/A        719
Converted to Class C*                                            N/A    (298,742)        N/A    (44,119)
Redeemed                                                         N/A     (21,538)        N/A         --
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          N/A    (124,573)        N/A    (43,400)
-------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
82  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                                         NEW YORK
                                                                                  ---------------------
YEAR ENDED SEPT. 30,                                                                 2009        2008
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                                               2,890,575    441,976
Reinvested distributions                                                             222,566    225,523
Redeemed                                                                          (1,463,530)  (604,293)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                            1,649,611     63,206
-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                                                 428,298     77,573
Reinvested distributions                                                              11,650     10,535
Converted from Class D*                                                                  N/A    289,225
Redeemed                                                                            (105,324)  (237,988)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                              334,624    139,345
-------------------------------------------------------------------------------------------------------
CLASS D
Sold                                                                                     N/A     54,091
Reinvested distributions                                                                 N/A      5,292
Converted to Class C*                                                                    N/A   (289,225)
Redeemed                                                                                 N/A    (16,136)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                                                                  N/A   (245,978)
-------------------------------------------------------------------------------------------------------


*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

7. BANK BORROWINGS

Each Fund, has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective Oct. 15, 2009, replacing the prior credit facilities. The credit facility agreement, which is a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR Reference Rate exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility.

For the period from June 17, 2009 through to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between each Fund, and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Prior to June 17, 2009, each Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited each Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. Each Fund had no borrowings during the year ended Sept. 30, 2009.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  83

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

8. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased (decreased) and accumulated net realized gain (loss) has been increased (decreased), resulting in a net reclassification adjustment to additional paid-in capital by the following:

                                                                                                    ADDITIONAL
                                                                                                 PAID-IN-CAPITAL
                                                        UNDISTRIBUTED         ACCUMULATED NET       REDUCTION
FUND                                                NET INVESTMENT INCOME  REALIZED GAIN (LOSS)     (INCREASE)
----------------------------------------------------------------------------------------------------------------
National                                                   $373,780              $(373,787)            $(7)
California High-Yield                                        (7,302)                 7,302              --
California Quality                                           (5,775)                 5,775              --
Minnesota                                                   (39,699)                39,699              --
New York                                                    (15,679)                15,679              --


The tax characters of distributions paid for the years indicated were as follows:

                                                                      YEAR ENDED SEPT. 30,
                                                                 2009                      2008
                                                       ------------------------  ------------------------
                                                        ORDINARY     LONG-TERM    ORDINARY     LONG-TERM
FUND                                                     INCOME    CAPITAL GAIN    INCOME    CAPITAL GAIN
---------------------------------------------------------------------------------------------------------
National                                               $8,933,220          --    $2,189,168          --
California High-Yield                                   1,375,773          --     1,365,363    $ 72,265
California Quality                                      1,380,086    $150,383     1,483,342     315,424
Minnesota                                               2,261,487      79,539     2,444,306     356,807
New York                                                2,610,072          --     2,562,686     311,858


Tax-exempt interest distributions of the cash basis distributions paid for the years indicated were as follows:

FUND                                                                          2009  2008
----------------------------------------------------------------------------------------
National                                                                     96.84%  100%
California High-Yield                                                        99.63   100
California Quality                                                           93.44   100
Minnesota                                                                    99.63   100
New York                                                                     99.63   100


At Sept. 30, 2009, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                    UNDISTRIBUTED                   UNREALIZED
                                                  UNDISTRIBUTED      ACCUMULATED    ACCUMULATED    APPRECIATION
FUND                                            TAX-EXEMPT INCOME  LONG-TERM GAIN  REALIZED LOSS  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
National                                            $1,039,469       $11,487,226    $(2,099,958)    $39,640,788
California High-Yield                                  140,938           447,989             --       1,533,017
California Quality                                     356,402           277,225             --       2,297,054
Minnesota                                              140,090           630,748             --       4,105,682
New York                                               263,962           746,569             --       5,747,263


As a result of the mergers (Note 10) National acquired a capital loss carry-over of $2,099,958 which is limited by the Internal Revenue Code Section 382.


--------------------------------------------------------------------------------
84  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


9. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
Each Fund other than National is non-diversified. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on a Fund's performance, that Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund (except National) will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the single-state Funds' tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.

10. FUND MERGERS

At the close of business on March 27, 2009, National acquired the assets and assumed the identified liabilities of Seligman Select Municipal Fund, Inc. (Select Municipal). The reorganization was completed after stockholders approved the plan on Feb. 5, 2009.

The aggregate net assets of National immediately before the acquisition were $80,713,171 and the combined net assets immediately after the acquisition were $218,815,535.

The merger was accomplished by a tax-free exchange of 13,290,689 shares of Select Municipal valued at $138,102,364. In exchange for the Select Municipal shares and net assets, National issued 18,687,716 Class A shares.

The components of Select Municipal's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                     NET UNREALIZED
                                                                      APPRECIATION
                                          TOTAL                    (DEPRECIATION) ON     ACCUMULATED NET    UNDISTRIBUTED NET
                                       NET ASSETS   CAPITAL STOCK     INVESTMENTS     REALIZED GAIN (LOSS)  INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Select Municipal                      $138,102,364   $144,194,042     $(5,053,026)         $(2,043,036)         $1,004,384


At the close of business on July 10, 2009, National acquired the assets and assumed the identified liabilities of the following funds: Seligman Colorado Municipal Class (Seligman Colorado Municipal Fund), Seligman Georgia Municipal Class (Seligman Georgia Municipal Fund), Seligman Louisiana Municipal Class (Seligman Louisiana Municipal Fund), Seligman Maryland Municipal Class (Seligman Maryland Municipal Fund), Seligman Massachusetts Municipal Class (Seligman Massachusetts Municipal Fund), Seligman Michigan Municipal Class (Seligman Michigan Municipal Fund), Seligman Missouri Municipal Class (Seligman Missouri Municipal Fund), Seligman Ohio Municipal Class (Seligman Ohio Municipal Fund), Seligman Oregon Municipal Class (Seligman Oregon Municipal Fund) and Seligman South Carolina Municipal Class (Seligman South Carolina Municipal Fund), each a series of Seligman Municipal Fund Series, Inc.; Seligman Florida Municipal Series (Seligman Florida Municipal Fund) and Seligman North Carolina Municipal Series (Seligman North Carolina Municipal Fund), each a series of Seligman Municipal Series Trust; Seligman New Jersey Municipal Fund, Inc. (Seligman New Jersey Municipal Fund); and Seligman Pennsylvania Municipal Fund Series (Seligman Pennsylvania Municipal Fund). The reorganizations were completed after shareholders of each fund approved the plan on June 2, 2009.

The aggregate net assets of National immediately before these acquisitions were $186,000,943 and the combined net assets immediately after the acquisitions were $710,433,316.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  85

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The mergers were accomplished by the following tax-free exchanges:

                                                                            VALUE OF SHARES  SHARES ISSUED BY
                                                          SHARES EXCHANGED     EXCHANGED         NATIONAL
-------------------------------------------------------------------------------------------------------------
Seligman Colorado Municipal Fund
          Class A                                             4,107,991       $30,581,832        3,957,024
          Class C                                               166,567         1,237,719          159,402
-------------------------------------------------------------------------------------------------------------
Seligman Florida Municipal Fund
          Class A                                             2,495,683        18,292,947        2,367,153
          Class C                                               339,424         2,495,635          321,415
-------------------------------------------------------------------------------------------------------------

Seligman Georgia Municipal Fund
          Class A                                             3,076,141        22,650,408        2,930,853
          Class C                                               141,760         1,047,379          134,877
-------------------------------------------------------------------------------------------------------------

Seligman Louisiana Municipal Fund
          Class A                                             3,120,284        23,528,742        3,044,780
          Class C                                               236,947         1,785,809          229,989
-------------------------------------------------------------------------------------------------------------

Seligman Maryland Municipal Fund
          Class A                                             4,219,413        33,396,957        4,321,513
          Class C                                               313,152         2,482,608          319,726
-------------------------------------------------------------------------------------------------------------

Seligman Massachusetts Municipal Fund
          Class A                                             7,216,167        55,985,242        7,244,180
          Class C                                               442,182         3,432,933          442,125
-------------------------------------------------------------------------------------------------------------

Seligman Michigan Municipal Fund
          Class A                                             7,967,137        62,918,566        8,141,366
          Class C                                               272,237         2,147,274          276,550
-------------------------------------------------------------------------------------------------------------

Seligman Missouri Municipal Fund
          Class A                                             3,324,463        24,831,482        3,213,046
          Class C                                               115,556           863,300          111,181
-------------------------------------------------------------------------------------------------------------

Seligman New Jersey Municipal Fund
          Class A                                             3,220,292        22,646,008        2,930,266
          Class C                                               363,298         2,597,493          334,524
-------------------------------------------------------------------------------------------------------------

Seligman North Carolina Municipal Fund
          Class A                                             1,650,725        12,818,567        1,658,628
          Class C                                               258,757         2,009,401          258,790
-------------------------------------------------------------------------------------------------------------

Seligman Ohio Municipal Fund
          Class A                                            10,564,417        82,580,796       10,686,083
          Class C                                               190,994         1,502,684          193,528
-------------------------------------------------------------------------------------------------------------

Seligman Oregon Municipal Fund
          Class A                                             4,953,087        37,366,614        4,835,156
          Class C                                               347,202         2,616,055          336,918
-------------------------------------------------------------------------------------------------------------

Seligman Pennsylvania Municipal Fund
          Class A                                             1,630,858        12,405,665        1,605,323
          Class C                                               137,507         1,044,524          134,514
-------------------------------------------------------------------------------------------------------------

Seligman South Carolina Municipal Fund
          Class A                                             6,968,963        54,356,879        7,031,186
          Class C                                               619,594         4,828,854          621,908
-------------------------------------------------------------------------------------------------------------


The components of net assets for each of the acquired funds (after adjustments for any permanent book-to-tax differences) at the merger date were as follows:

                                                                    NET UNREALIZED
                                                                     APPRECIATION
                                          TOTAL        CAPITAL    (DEPRECIATION) ON     ACCUMULATED NET    UNDISTRIBUTED NET
                                       NET ASSETS       STOCK        INVESTMENTS     REALIZED GAIN (LOSS)  INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------

Seligman Colorado Municipal Fund      $ 31,819,551  $ 30,313,233     $ 1,347,167          $         1          $  159,150
----------------------------------------------------------------------------------------------------------------------------

Seligman Florida Municipal Fund         20,788,582    20,601,686         181,798              (74,724)             79,822
----------------------------------------------------------------------------------------------------------------------------

Seligman Georgia Municipal Fund         23,697,787    24,219,528          36,139             (651,949)             94,069
----------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
86  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                    NET UNREALIZED
                                                                     APPRECIATION
                                          TOTAL        CAPITAL    (DEPRECIATION) ON     ACCUMULATED NET    UNDISTRIBUTED NET
                                       NET ASSETS       STOCK        INVESTMENTS     REALIZED GAIN (LOSS)  INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------
Seligman Louisiana Municipal Fund     $ 25,314,551  $ 25,277,775     $   (71,348)         $         1          $  108,123
----------------------------------------------------------------------------------------------------------------------------

Seligman Maryland Municipal Fund        35,879,565    34,150,803       1,600,668                   --             128,094
----------------------------------------------------------------------------------------------------------------------------

Seligman Massachusetts Municipal
  Fund                                  59,418,175    55,919,899       3,266,186                    3             232,087
----------------------------------------------------------------------------------------------------------------------------

Seligman Michigan Municipal Fund        65,065,840    64,437,930         912,343             (696,733)            412,300
----------------------------------------------------------------------------------------------------------------------------

Seligman Missouri Municipal Fund        25,694,782    24,680,323         850,692                   (2)            163,769
----------------------------------------------------------------------------------------------------------------------------

Seligman New Jersey Municipal Fund      25,243,501    24,704,583         444,542                   --              94,376
----------------------------------------------------------------------------------------------------------------------------

Seligman North Carolina Municipal
  Fund                                  14,827,968    13,860,454         894,286                   --              73,228
----------------------------------------------------------------------------------------------------------------------------

Seligman Ohio Municipal Fund            84,083,480    80,375,799       3,338,349                   (2)            369,334
----------------------------------------------------------------------------------------------------------------------------

Seligman Oregon Municipal Fund          39,982,669    38,796,204         991,431                   --             195,034
----------------------------------------------------------------------------------------------------------------------------

Seligman Pennsylvania Municipal Fund    13,450,189    12,562,528         816,236                   --              71,425
----------------------------------------------------------------------------------------------------------------------------

Seligman South Carolina Municipal
  Fund                                  59,165,733    57,894,002       1,038,372                   --             233,359
----------------------------------------------------------------------------------------------------------------------------
Total                                 $524,432,373  $507,794,747     $15,646,861          $(1,423,405)         $2,414,170
----------------------------------------------------------------------------------------------------------------------------


11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Nov. 20, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual

--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  87

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
88  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------ TO THE BOARD OF DIRECTORS/TRUSTEES AND SHAREHOLDERS OF
SELIGMAN NATIONAL MUNICIPAL FUND,
SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD FUND,
SELIGMAN CALIFORNIA MUNICIPAL QUALITY FUND,
SELIGMAN MINNESOTA MUNICIPAL, AND
SELIGMAN NEW YORK MUNICIPAL FUND:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman National Municipal Fund, Seligman Minnesota Municipal Fund and Seligman New York Municipal Fund (three of the portfolios constituting the Seligman Municipal Fund Series, Inc.), and Seligman California Municipal High-Yield Fund and Seligman California Municipal Quality Fund (two of the portfolios constituting the Seligman Municipal Series Trust) (the Funds) as of September 30, 2009, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Funds for the periods presented through September 30, 2008, were audited by other auditors whose report dated November 26, 2008, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2009 financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within Seligman Municipal Fund Series, Inc. and Seligman Municipal Series Trust at September 30, 2009, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
November 20, 2009


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  89

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Seligman National Municipal Fund
Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     96.84%


Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2009 was 9.31%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman California Municipal High-Yield Fund
Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     99.63%


Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2009 was 9.91%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman California Municipal Quality Fund
Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     93.44%
CAPITAL GAIN DISTRIBUTION - the Fund designates $150,383 to be taxed as long-term capital gain.


Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2009 was 4.02%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Seligman Minnesota Municipal Fund
Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     99.63%
CAPITAL GAIN DISTRIBUTION - the Fund designates $79,539 to be taxed as long-
  term capital gain.


Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2009 was 0.00%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
90  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Seligman New York Municipal Fund
Fiscal year ended Sept. 30, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     99.63%


Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Sept. 30, 2009 was 12.41%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  91

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 58
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 70                     2002
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceuticals,
Minneapolis, MN 55402                            Biotech                                                  Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
92  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds (for RiverSource and Threadneedle funds) or seligman.com (for Seligman funds).

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company and RiverSource Service Corporation since 2009;
Age 58                                           Chief Compliance Officer for each of the Seligman funds
                                                 since 2004; Anti-Money Laundering Prevention Officer
                                                 and Identity Theft Prevention Officer for each of the
                                                 Seligman funds since 2008; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  93

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004            Ameriprise Financial, Inc. since 2004; Compliance
Minneapolis, MN 55474                            Director, Ameriprise Financial, Inc., 2004-2008
Age 45
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
94  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                              SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT  95

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

On March 11, 2009, Ernst & Young LLP was selected as the Funds' independent registered public accounting firm for the 2009 fiscal year. A majority of each Fund's Board of Directors/Trustees, including a majority of the Independent Directors/Trustees, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on each Fund's financial statements for the year ended Sept. 30, 2008 and the year ended Sept. 30, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
96  SELIGMAN MUNICIPAL FUNDS -- 2009 ANNUAL REPORT

(SELIGMAN LOGO)

SELIGMAN MUNICIPAL FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


This report must be accompanied or preceded by the Fund's
current prospectus. Seligman mutual funds are part of the
RiverSource Family of Funds, and are distributed by
RiverSource Fund Distributors, Inc., Member FINRA, and
managed by RiverSource Investments, LLC. RiverSource and
Threadneedle are part of Ameriprise Financial, Inc.
Seligman is an offering brand of RiverSource Investments.
(C)2009 RiverSource Investments, LLC.                          SL-9902 A (11/09)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for Seligman Municipal Series Trust were as follows:

                                 2009 - $53,000

(b) Audit-Related Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for additional audit-related services rendered for Seligman Municipal Series Trust were as follows:

                                  2009 - $2,500

(c) Tax Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for tax compliance related services rendered for Seligman Municipal Series Trust were as follows:

                                  2009 - $6,360

(d) All Other Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP for additional professional services rendered for Seligman Municipal Series Trust were as follows:

                                    2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 were pre-approved by the audit committee.


(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Sept. 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2009 - $831,346

(h) 100% of the services performed in item (g) above during 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman Municipal Series Trust


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date December 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date December 2, 2009